   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 19, 1997

                                                              FILE NO. 33-9504
                                                              FILE NO. 811-4878
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE


                            SECURITIES ACT OF 1933             / /
                        POST-EFFECTIVE AMENDMENT NO. 27      /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940       / /
                               AMENDMENT NO. 29               /X/


                            ------------------------

                        SEI INSTITUTIONAL MANAGED TRUST

               (Exact Name of Registrant as Specified in Charter)

                               C/O CT CORPORATION
                                2 Oliver Street
                          Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (800) 342-5734

                                  DAVID G. LEE
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:

          Richard W. Grant, Esq.                     John H. Grady, Jr., Esq.
          Morgan Lewis & Bockius LLP                 Morgan Lewis & Bockius LLP
          2000 One Logan Square                      1800 M Street, N.W.
          Philadelphia, Pennsylvania 19103           Washington, D.C. 20036

                            ------------------------


   Title of Securities Being Registered . . . . . . . . . . . . . . Units of
                              Beneficial Interest


    It is proposed that this filing become effective (check appropriate box)


   / /     immediately upon filing pursuant to paragraph (b)
   / /     on [date] pursuant to paragraph (b)
   / /     60 days after filing pursuant to paragraph (a)
   /X/     75 days after filing pursuant to paragraph (a)
   / /     on [date] pursuant to paragraph (a) of Rule 485


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        SEI INSTITUTIONAL MANAGED TRUST
                             CROSS REFERENCE SHEET


N-1A ITEM NO.                                                                       LOCATION
--------------------------------------------------------------  -------------------------------------------------

PART A--TAX-MANAGED LARGE CAP FUND--CLASS A
Item 1.      Cover Page.......................................  Cover Page
Item 2.      Synopsis.........................................  Annual Operating Expenses
Item 3.      Condensed Financial Information..................                          *
Item 4.      General Description of Registrant................  The Trust; Investment Objectives and Policies;
                                                                  General Investment Policies; Description of
                                                                  Permitted Investments and Risk Factors
Item 5.      Management of the Fund...........................  General Information--Trustees of the Trust; The
                                                                  Adviser; The Sub-Advisers; The Manager
Item 6.      Capital Stock & Other Securities.................  General Information--Voting Rights, Shareholder
                                                                  Inquiries, Dividends; Taxes
Item 7.      Purchase of Securities Being Offered.............  Purchase and Redemption of Shares; Distribution
                                                                  and Shareholder Servicing
Item 8.      Redemption or Repurchase.........................  Purchase and Redemption of Shares
Item 9.      Pending Legal Proceedings........................                          *

PART B--THE TAX-MANAGED LARGE CAP FUND

Item 10.     Cover Page.......................................  Cover Page
Item 11.     Table of Contents................................  Table of Contents
Item 12.     General Information & History....................  The Trust
Item 13.     Investment Objectives & Policies.................  Investment Objectives and Policies; Investment
                                                                  Limitations; Securities Lending
Item 14.     Management of the Registrant.....................  Trustees and Officers of the Trust (Prospectus);
                                                                  The Manager
Item 15.     Control Persons & Principal Holders of
               Securities.....................................  Trustees and Officers of the Trust (Prospectus)
Item 16.     Investment Advisory & Other Services.............  The Adviser and Sub-Advisers; The Manager;
                                                                  Distribution and Shareholder Servicing
Item 17.     Brokerage Allocation.............................  Portfolio Transactions
Item 18.     Capital Stock & Other Securities.................  Description of Shares
Item 19.     Purchase, Redemption, & Pricing of Securities....  Purchase and Redemption of Shares Being Offered
                                                                  (Prospectus); Determination of Net Asset Value
Item 20.     Tax Status.......................................  Taxes (Prospectus); Taxes
Item 21.     Underwriters.....................................  Distribution and Shareholder Servicing
Item 22.     Calculation of Yield Quotation...................  Performance


                                      (i)

N-1A ITEM NO.                                                                       LOCATION
--------------------------------------------------------------  -------------------------------------------------
Item 23.     Financial Statements.............................                          *


                                     PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

------------------------


 *  Not Applicable


                                      (ii)

SEI INSTITUTIONAL MANAGED TRUST

FEBRUARY 28, 1998

--------------------------------------------------------------------------------

TAX-MANAGED LARGE CAP FUND

--------------------------------------------------------------------------------

This Prospectus concisely sets forth information about the above-referenced portfolios that an investor needs to know before investing. Please read this Prospectus carefully, and keep it on file for future reference.

A Statement of Additional Information dated February 28, 1998, has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated by reference into this Prospectus.

SEI Institutional Managed Trust (the "Trust") is an open-end management investment company, certain classes of which offer financial institutions a convenient means of investing their own funds or funds for which they act in a fiduciary, agency or custodial capacity in professionally managed diversified portfolios of securities. A portfolio may offer separate classes of shares that differ from each other primarily in the allocation of certain distribution expenses, sales charges and minimum investment amounts. This Prospectus offers the Class A shares of the Tax-Managed Large Cap Fund (the "Portfolio").

--------------------------------------------------------------------------------

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)        CLASS A
--------------------------------------------------------------------------------

                                                                                                         TAX-MANAGED
                                                                                                          LARGE CAP
                                                                                                             FUND
                                                                                                         ------------
Management/Advisory Fees (AFTER FEE WAIVER)                                                                    .70   (1)
12b-1 Fees                                                                                                    None
Total Other Expenses (AFTER REIMBURSEMENTS)                                                                    .15
  Shareholder Servicing Fees (AFTER FEE WAIVER) (2)                                                         .03
---------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (AFTER FEE WAIVERS) (3)                                                               .85
---------------------------------------------------------------------------------------------------------------------

(1) SEI INVESTMENTS MANAGEMENT CORPORATION ("SIMC") AND CERTAIN OF THE SUB-ADVISERS (COLLECTIVELY, "ADVISERS") HAVE AGREED TO WAIVE ON A VOLUNTARY BASIS, A PORTION OF THEIR FEES, AND THE MANAGEMENT/ADVISORY FEES SHOWN REFLECT THESE VOLUNTARY WAIVERS. SUCH FEE WAIVERS ARE VOLUNTARY AND MAY BE TERMINATED AT ANY TIME IN THE SOLE DISCRETION OF EACH ENTITY THAT HAS AGREED TO WAIVE A PORTION OF ITS FEE. ABSENT SUCH FEE WAIVERS, MANAGEMENT/ADVISORY FEES WOULD BE .85%.

(2) THE DISTRIBUTOR HAS WAIVED, ON A VOLUNTARY BASIS, ALL OR A PORTION OF ITS SHAREHOLDER SERVICING FEE, AND THE SHAREHOLDER SERVICING FEES SHOWN REFLECT THIS WAIVER. THE DISTRIBUTOR RESERVES THE RIGHT TO TERMINATE ITS WAIVER AT ANY TIME IN ITS SOLE DISCRETION. ABSENT SUCH WAIVER, SHAREHOLDER SERVICING FEES WOULD BE .25% FOR THE PORTFOLIO.

(3) ABSENT THESE FEE WAIVERS, TOTAL OPERATING EXPENSES FOR THE CLASS A SHARES OF THE PORTFOLIO WOULD BE 1.22%. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE ADVISER," "THE SUB-ADVISERS" AND "THE MANAGER."

EXAMPLE                                                                  CLASS A
--------------------------------------------------------------------------------

                                                                                                         1 YR.       3 YRS.
                                                                                                      -----------  -----------
An investor in the Portfolio would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) redemption at the end of each time period:
  Tax-Managed Large Cap Fund                                                                           $       9    $      27
------------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE PURPOSE OF THE EXPENSE TABLE AND EXAMPLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN CLASS A SHARES OF THE PORTFOLIO. A PERSON WHO PURCHASES SHARES THROUGH A FINANCIAL INSTITUTION MAY BE CHARGED SEPARATE FEES BY THAT INSTITUTION. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE MANAGER," "THE ADVISER," "THE SUB-ADVISERS" AND "DISTRIBUTION AND SHAREHOLDER SERVICING."

THE TRUST
      __________________________________________________________________________

SEI INSTITUTIONAL MANAGED TRUST (the "Trust") is an open-end investment management company that offers units of beneficial interest ("shares") in separate diversified and non-diversified portfolios. This prospectus offers Class A shares of the Trust's Tax-Managed Large Cap Fund (the "Portfolio"). The investment adviser and investment sub-advisers to the Portfolio are referred to collectively as the "advisers." Additional information pertaining to the Trust may be obtained by writing SEI Investments Distribution, Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

INVESTMENT
OBJECTIVES AND
POLICIES
     ___________________________________________________________________________
TAX-MANAGED LARGE
CAP FUND
                     The Tax-Managed Large Cap Fund's investment objective is to achieve high long-term, after-tax returns for its shareholders. The investment objective of the Portfolio is fundamental, and may not be changed unless authorized by a vote of the Portfolio's shareholders.

                           Under normal market conditions, the Portfolio will
                     invest at least 80% of its total assets in equity securities of large companies (I.E., companies with market capitalizations of more than $1 billion at the time of purchase). Any remaining assets may be invested in investment grade fixed income securities, including tax-exempt securities, including variable and floating rate securities, or in equity securities of smaller companies that the Portfolio's advisers believe are appropriate in light of the Portfolio's objective. The Portfolio may acquire shares of other investment companies, when-issued and delayed-delivery securities and zero coupon obligations, and may invest in securities that are illiquid. The Portfolio may also borrow money and lend its securities to qualified borrowers.
THE TAX-MANAGED LARGE
CAP FUND'S INVESTMENT
APPROACH
                     The Portfolio is designed for long-term taxable investors, including high net worth individuals. While the Portfolio seeks to minimize taxes associated with the Portfolio's investment income and realized capital gains, the Portfolio is very likely to have taxable investment income and will likely realize taxable gains from time to time.

                           The Portfolio seeks to achieve favorable after-tax
                     returns for its shareholders in part by minimizing the taxes they incur in connection with the Portfolio's realization of investment income and capital gains. Taxable Investment income will be minimized by investing primarily in lower yielding securities. If this strategy is carried out the Portfolio can be expected to distribute relatively low levels of taxable investment income.

                           Realized capital gains will be minimized in part by
                     investing primarily in established companies with the expectation of holding these securities for a period of years. The Portfolio's advisers will generally seek to avoid realizing short-term capital gains, thereby minimizing portfolio turnover. When a decision is made to sell a particular appreciated security, the Portfolio will attempt to select for sale those share lots with holding periods sufficient to qualify for long-term capital gains treatment and among those, the share lots with the highest cost basis. The Portfolio may, when prudent, sell securities to realize capital losses that can be used to offset realized capital gains.

                           To protect against price declines affecting
                     securities with large unrealized gains, the Portfolio may use hedging techniques such as the purchase of put options, short sales "against the box," the sale of stock index futures contracts, and equity swaps. By using these techniques rather than selling such securities, the Portfolio will attempt to reduce its exposure to price declines without realizing substantial capital gains under the current tax law. Although the Portfolio may utilize certain hedging strategies in lieu of selling appreciated securities, the Portfolio's exposure to losses during stock market declines may nonetheless be higher than that of other funds that do not follow a general policy of avoiding sales of highly-appreciated securities.

                           There can be no assurance that the Portfolio will
                     achieve its investment objective.

GENERAL INVESTMENT
POLICIES AND RISK
FACTORS
    ____________________________________________________________________________
EQUITY SECURITIES
                     Equity securities represent ownership interests in a company or corporation and include common stock, preferred stock and warrants and other rights to acquire such instruments and convertible securities. Equity securities also include structured securities whose risk and return characteristics are similar to those of traditional equity securities. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities, but will affect the Portfolio's net asset value.
FIXED INCOME SECURITIES
                     Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of fixed income investments will generally change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

                           Fixed income securities are considered investment
                     grade if they are rated in one of the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO"), or, if not rated, are determined to be of comparable quality by the Portfolio's advisers. Fixed income securities rated BBB or Baa lack outstanding investment characteristics, and have speculative characteristics as well.
MONEY MARKET
SECURITIES
                     The Portfolio may hold cash reserves and invest in money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year, shares of tax-exempt money market mutual funds, high-grade commercial paper and other short-term debt securities) rated at the time of purchase in the top two categories by a nationally recognized statistical rating organization ("NRSRO"), or, if not rated, determined by the advisers to be of comparable quality at the time of purchase.
OPTIONS AND FUTURES
                     The Portfolio may purchase or write options, futures and options on futures. Risks associated with investing in options and futures may include lack of a liquid secondary market, trading restrictions which may be imposed by an exchange, government regulations which may restrict trading, and an imperfect correlation between the pricing of securities held by the Portfolio and the price of an option or future.
TAX-EXEMPT SECURITIES
                     The Portfolio may purchase tax-exempt securities issued by state and local government issuers to obtain funds to finance a variety of activities and public facilities, including municipal bonds and notes. Tax-exempt securities are obligations of the municipality that issued the securities and may be subject to the issuers' financial condition or ability to collect taxes.
TEMPORARY DEFENSIVE
INVESTMENTS
                     In order to meet liquidity needs, or for temporary defensive purposes, the Portfolio may invest up to 100% of its assets in cash and money market securities. To the extent the Portfolio is engaged in temporary defensive investing, it will not be pursuing its investment objective.

                           For additional information regarding the Portfolio's
                     permitted investments, see "Description of Permitted Investments and Risk Factors" in this Prospectus and "Description of Permitted Investments" in the Statement of Additional Information. For a description of the above ratings, see "Description of Ratings" in the Statement of Additional Information.

INVESTMENT
LIMITATIONS
        ________________________________________________________________________

                     The investment objective and certain of the investment limitations are fundamental policies of the Portfolio. Fundamental policies cannot be changed with respect to the Trust or the Portfolio without the consent of the holders of a majority of the Trust's or the Portfolio's outstanding shares.

                     THE PORTFOLIO MAY NOT:

                     1. With respect to 75% of its assets, (i) purchase the
                        securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

                     2. Purchase any securities which would cause more than 25%
                        of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

                     The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental and non-fundamental investment limitations are set forth in the Trust's Statement of Additional Information.
THE MANAGER
          ______________________________________________________________________

                     SEI Fund Management ("SEI Management") provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and acts as dividend disbursing agent and shareholder servicing agent. In addition, SEI Management also serves as transfer agent (the "Transfer Agent") to the Class A shares of the Trust.

                           For its management services, SEI Management is
                     entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .35% of the average daily net assets of the Portfolio. SEI Management may waive all or a portion of its fee in order to limit the operating expenses of the Portfolio. Any such waivers are voluntary and may be terminated at any time in SEI Management's sole discretion.
THE ADVISER
         _______________________________________________________________________
SEI INVESTMENTS
MANAGEMENT
CORPORATION
                     SEI Investments Management Corporation ("SIMC") serves as investment adviser to the Portfolio. SIMC is a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), a financial services company located in Oaks, Pennsylvania. The principal business address of SEI Investments and SIMC is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers, and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding selection and evaluation of investment advisers. SIMC currently serves as manager or administrator to more than __ investment companies, including more than ___ portfolios, which investment companies have more than $__ billion in assets as of September 30, 1997.

                           SIMC acts as the investment adviser to the Portfolio
                     and operates as a "manager of managers." As Adviser, SIMC oversees the investment advisory services provided to the Portfolio and manages the cash portion of the Portfolio's assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of SIMC and the Board of Trustees, the sub-advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Portfolio. The sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each sub-adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies. Subject to Board review, SIMC allocates and, when appropriate, reallocates the Portfolio's assets among sub-advisers, monitors and evaluates sub-adviser performance, and oversees sub-adviser compliance with the Portfolio's investment objectives, policies and restrictions. SIMC HAS THE ULTIMATE

                     RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE PORTFOLIO DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

                           For these advisory services, SIMC is entitled to a
                     fee, which is calculated daily and paid monthly, at an annual rate of .50% of the Tax-Managed Large Cap Portfolio's average daily net assets. SIMC pays the sub-advisers a fee out of its investment advisory fees, which fee is based on a percentage of the average monthly market value of the assets managed by each sub-adviser.

                           SIMC and the Trust have obtained an exemptive order
                     from the Securities and Exchange Commission (the "SEC") that permits SIMC, with the approval of the Trust's Board of Trustees, to retain sub-advisers unaffiliated with SIMC for the Portfolio without submitting the sub-advisory agreements to a vote of the Portfolio's shareholders. The exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements. The Portfolio will notify shareholders in the event of any addition or change in the identity of its sub-advisers.
THE SUB-ADVISERS
               _________________________________________________________________
ALLIANCE CAPITAL
MANAGEMENT L.P.
                     Alliance Capital Management L.P. ("Alliance"), serves as a Sub-Adviser for a portion of the assets of the Portfolio. Alliance is a registered investment adviser organized as a Delaware limited partnership, which originated as Alliance Capital Management Corporation in 1971. Alliance Capital Management Corporation, an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, is the general partner of Alliance. As of September 30, 1997, Alliance managed over $___ billion in assets. The principal business address of Alliance is 1345 Avenue of the Americas, New York, New York 10105.

                           A committee of investment professionals at Alliance
                     manages the portion of the Portfolio's assets allocated to Alliance.

MELLON EQUITY
ASSOCIATES
                     Mellon Equity Associates ("Mellon Equity") serves as a Sub-Adviser for a portion of the assets of the Portfolio. Mellon Equity is a Pennsylvania business trust founded in 1987, whose beneficial owners are Mellon Bank, N.A. and MMIP, Inc. Mellon Equity is a professional investment counseling firm that provides investment management services to the equity and balanced pension, public fund and profit-sharing investment management markets, and is an investment adviser registered under the Investment Advisers Act of 1940. As of September 30, 1997, Mellon Equity had discretionary management authority with respect to approximately $___ billion of assets. Mellon Equity's predecessor organization had managed domestic equity tax-exempt institutional accounts since 1947. The business address for Mellon Equity is 500 Grant Street, Suite 3700, Pittsburgh, Pennsylvania 15258.

                           William P. Rydell and Robert A. Wilk manage the
                     portion of the Portfolio's assets allocated to Mellon Equity. Mr. Rydell is the President and Chief Executive Officer of Mellon Equity, and has been managing individual and collective portfolios at Mellon Equity since 1982. Mr. Wilk is a Senior Vice President and Portfolio Manager of Mellon Equity, and has been involved with securities analysis, quantitative research, asset allocation, trading and client services at Mellon since April, 1990.

SANFORD C. BERNSTEIN
& CO., INC.
                     Sanford C. Bernstein & Co., Inc. ("Bernstein"), acts as a sub-adviser for a portion of the assets of the Portfolio. Bernstein, a New York corporation formed in 1969, is a registered investment adviser that managed approximately $69 billion in assets as of September 30, 1997. Bernstein is controlled by the members of its Board of Directors. Bernstein's principal business address is 767 Fifth Avenue, New York, New York 10153.

                           Lewis A. Sanders, and Marilyn Goldstein Fedak are
                     primarily responsible for the day-to-day management and investment decisions with respect to the assets of the Portfolio. Mr. Sanders has been employed by Bernstein since 1969, and is currently Chairman of the Board, Chief Executive Officer, and Director of Bernstein. Ms. Fedak, Chief Investment Officer-Large Capitalization Domestic Equities and a Director of Bernstein, has been employed by Bernstein since 1984.

DISTRIBUTION AND
SHAREHOLDER
SERVICING
      __________________________________________________________________________

                     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, serves as the Portfolio's distributor pursuant to a distribution agreement with the Trust.

                           The Portfolio has adopted a shareholder servicing
                     plan for its Class A shares (the "Service Plan") under which the Distributor is entitled to receive a shareholder servicing fee of up to .25% of average daily net assets attributable to Class A shares. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

                           It is possible that an institution may offer
                     different classes of shares to its customers and thus receive different compensation with respect to different classes. These financial institutions may also charge separate fees to their customers.

                           The Trust may execute brokerage or other agency
                     transactions through the Distributor, for which the Distributor may receive compensation.

                           The Distributor may, from time to time and at its own
                     expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Portfolio's shares.

PURCHASE AND
REDEMPTION OF SHARES
    ____________________________________________________________________________

                     Financial institutions may acquire Class A shares of the Portfolio for their own accounts or as record owner on behalf of fiduciary, agency or custody accounts by placing orders with SEI Management. Institutions that use certain SEI proprietary systems may place orders electronically through those systems. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to SEI Management for effectiveness the same day. Financial institutions that purchase shares for the accounts of their customers may impose separate charges on these customers for account services.

                           Shares of the Portfolio may be purchased or redeemed
                     on days on which the New York Stock Exchange is open for business ("Business Days"). The minimum initial investment in the Portfolio is $100,000; however, the minimum investment may be waived at the Distributor's discretion. All subsequent purchases must be at least $1,000.

                           Shareholders who desire to purchase shares for cash
                     must place their orders with SEI Management (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below for the order to be accepted on that Business Day. Generally, payment for portfolio shares must be transmitted on the next Business Day following the day the order is placed. Payment for such shares may only be transmitted or delivered in federal funds to the wire agent. The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust or its shareholders to accept such purchase order. In addition, because excessive trading (including short-term "market timing" trading) can hurt the Portfolio's performance, the Portfolio may refuse purchase orders from any shareholder account if the accountholder has been advised that previous purchase and redemption transactions were considered excessive in number or amount. Accounts under common control or ownership, including those with the same taxpayer identification number and those administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be considered one account for this purpose.

                           Purchases will be made in full and fractional shares
                     of the Portfolio calculated to three decimal places. The Trust will send shareholders a statement of shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust. The net asset value per share of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. Net asset value per share is determined daily at the close of business of the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each Business Day.

                           Information about the market value of each portfolio
                     security may be obtained by SEI Management from an independent pricing service. Securities having maturities of 60 days or less at the time of purchase will be valued using the amortized cost method (described in the Statement of Additional Information). The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the pricing service may use a matrix system to determine valuations of equity and fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

                           Shareholders who desire to redeem shares of the
                     Portfolio must place their redemption orders with SEI Management (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below for the order to be accepted on that Business Day. The redemption price is the net asset value per share of the Portfolio next determined after receipt by SEI Management of the redemption order. Payment on redemption will be made as promptly as possible and, in any event, within seven days after the redemption order is received.

                           Shares of the Portfolio may be purchased in exchange
                     for securities included in the Portfolio subject to SEI Management's determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the Shareholder to the Trust upon receipt from the issuer.

                           SEI Management will not accept securities for the
                     Portfolio unless (1) such securities are appropriate for the Portfolio at the time of the exchange; (2) such securities are acquired for investment and not for resale;
                     (3) the Shareholder represents and agrees that all securities offered to the Trust for the Portfolio are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933, or otherwise;
                     (4) such securities are traded on the American Stock Exchange, the New York Stock Exchange or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or, if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Trust's Board of Trustees; and (5) the securities may be acquired under the investment restrictions applicable to the Portfolio.

                           Purchase and redemption orders may be placed by
                     telephone. Neither the Trust nor SEI Management will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and SEI Management will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification, prior to acting upon instructions received by telephone and recording telephone instructions.

                           If market conditions are extraordinarily active, or
                     other extraordinary circumstances exist, and shareholders experience difficulties placing redemption orders by telephone, shareholders may wish to consider placing their order by other means.
IN-KIND REDEMPTIONS
                     The Portfolio may follow the practice of distributing selected appreciated securities to meet redemptions of certain shareholders and may, within certain limits, use the selection of securities distributed to meet such redemptions as a management tool. By distributing appreciated securities the Portfolio can reduce its position in such securities without realizing capital gains. During periods of net withdrawals by shareholders of the Portfolio, using distributions of securities also enables the Portfolio to avoid the forced sales of securities to raise cash for meeting redemptions. The Portfolio currently intends to meet redemptions solely in cash, but may adopt in the future a policy of meeting shareholder redemptions in whole or in part through the distribution of readily marketable securities. Such a policy would only be adopted after giving notice to the shareholders and only in conjunction with putting in place a program whereby redeeming shareholders who receive securities could elect to sell the securities received to a designated broker-dealer at no cost and at a price equal to the price used in determining the redemption value of the distributed securities. A redeeming shareholder of the Portfolio who received securities would incur no more or less taxable gain than if the redemption had been paid in cash.

                           The Portfolio will only distribute readily marketable
                     securities, which would be valued pursuant to the Portfolio's valuation procedures. The practice of distributing appreciated securities to meet redemptions can be a useful tool for the tax-efficient management of the Portfolio. This election would need to be made in a letter of instruction which would be provided to shareholders before the policy was implemented. Shareholders not making an affirmative election to sell distributed securities to a designated broker-dealer, would be required to take delivery of any securities distributed upon a redemption of shares. Such shareholders could incur brokerage charges and other costs and may be exposed to market risk in selling the distributed securities.
PERFORMANCE
          ______________________________________________________________________

                     From time to time, the Portfolio may advertise yield and total return. These figures will be based on historical earnings, and are not intended to indicate future performance. The yield of the Portfolio refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

                           The total return of the Portfolio refers to the
                     average compounded rate of return to a hypothetical investment redeemed at the end of the specified period covered by the total return figure, for designated time periods (including but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions. The total return of the Portfolio may also be quoted as a dollar amount or on an aggregate basis, an actual basis, without inclusion of any front-end or contingent sales charges, or with a reduced sales charge in advertisements distributed to investors entitled to a reduced sales charge.

                           The Portfolio may periodically compare its
                     performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) other investment alternatives. The Portfolio may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted or after-tax performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Portfolio may use long term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

                           The Portfolio may quote various measures of
                     volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely. The Portfolio may also use total return figures showing after-tax returns, including comparisons to tax-deferred vehicles such as Individual Retirement Accounts ("IRAs") and variable annuities.
TAXES
  ______________________________________________________________________________

                           The following summary of federal income tax
                     consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders. In addition, state and local tax consequences of an investment in the Portfolio may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.
TAX STRATEGY OF THE
PORTFOLIO
                     Taxes are a major influence on the net returns that investors receive on their taxable investments. Today, dividends and short-term capital gains distributed by mutual funds are taxed at federal income tax rates as high as 39.6%, and distributions of mid-term capital gains are taxed at a rate of 28% and long-term capital gains are taxed at a federal tax rate of 20%. Including state taxes and the federal itemized deduction phaseout, the top tax rates in high-tax states such as California, New York, Massachusetts are in a range of 45-48% on dividend income and short-term gains and 33-36% on long-term capital gains.

                           Most equity mutual funds are managed to maximize
                     PRE-TAX returns, largely ignoring the considerable impact on returns of taxes incurred by investors in connection with distributions of income and capital gains. In contrast, the Portfolio seeks to achieve high long-term AFTER-TAX returns for its shareholders by managing its investments so as to minimize and defer the taxes incurred by shareholders as a consequence of their investment in the Portfolio. The Portfolio seeks to achieve returns primarily in the form of unrealized capital appreciation, which currently does not give rise to tax obligations for shareholders.
TAX STATUS
OF THE PORTFOLIO
                     The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. The Portfolio intends to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on net investment company taxable income (including the excess, if any, of net short-term capital gains over net long-term capital losses) and net capital gains (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders.
TAX STATUS
OF DISTRIBUTIONS
                     The Portfolio distributes substantially all of its net investment company taxable income to shareholders. Dividends from the Portfolio's net investment company taxable income are taxable to its shareholders as ordinary income (whether received in cash or in additional shares), and generally will qualify for the dividends-received deduction for corporate shareholders to the extent that such dividends are derived from dividends received by the portfolio from domestic corporations. Distributions of net capital gains are also not eligible for the corporate dividends-received deduction and are taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held shares. The Portfolio will provide annual reports to shareholders of the federal income tax status of all distributions.

                           Dividends declared by the Portfolio in October,
                     November or December of any year and payable to shareholders of record on a date in such a month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of the year declared if paid by the Portfolio at any time during the following January.

                           The Portfolio intends to make sufficient
                     distributions to avoid liability for the federal excise tax applicable to RICs.

                           The sale, exchange or redemption of the Portfolio's
                     shares generally is a taxable transaction to the shareholder.

GENERAL INFORMATION
         _______________________________________________________________________
THE TRUST
                     The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of shares and different classes of each portfolio. All consideration received by the Trust for shares of any class of any portfolio and all assets of such portfolio or class belong to that portfolio or class, respectively, and would be subject to the liabilities related thereto.

                           The Trust pays its expenses, including fees of its
                     service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

                           Certain shareholders in one or more of the portfolios
                     may obtain asset allocation services from the Adviser and other financial intermediaries with respect to their investments in such portfolios. If a sufficient amount of a portfolio's assets are subject to such asset allocation services, the Portfolio may incur higher transaction costs and a higher portfolio turnover rate than would otherwise be anticipated as a result of redemptions and purchases of Portfolio shares pursuant to such services. Further, to the extent that the Adviser is providing asset allocation services and providing investment advice to the Portfolio, it may face conflicts of interest in fulfilling its responsibilities because of the possible differences between the interests of its asset allocation clients and the interest of the Portfolio.
TRUSTEES OF THE TRUST
                     The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.
VOTING RIGHTS
                     Each share held entitles the shareholder of record to one vote. The shareholders of the Portfolio or class will vote separately on matters pertaining solely to the Portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
REPORTING
                     The Trust issues unaudited financial statements semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to shareholders of record.
SHAREHOLDER INQUIRIES
                     Shareholder inquiries should be directed to the Manager, SEI Fund Management, Oaks, Pennsylvania 19456.

DIVIDENDS AND
DISTRIBUTIONS
                     The Portfolio will be managed toward an objective of achieving long-term, after-tax returns in part by minimizing shareholders taxes. Because distributions of net investment income and realized capital gains give rise to shareholder taxes, the Portfolio will generally seek to select and manage its investments so as to minimize net investment income and net realized gains and associated distributions. The Portfolio can be expected to generally distribute a lesser percentage of returns each year than other equity mutual funds. There can be no assurance, however, that the Portfolio can be managed to avoid taxable distributions. The Portfolio's ability to utilize or the desirability of various tax management techniques and securities lending may be reduced or eliminated by future tax and other legislation, regulations, administrative interpretations, or court decisions.

                     Substantially all of the net investment income (exclusive of capital gains) of the Portfolio is periodically declared and paid as a dividend. Dividends currently are paid on a quarterly basis for the Portfolio.

                           To the extent that the Portfolio has net investment
                     income and net realized capital gains in any year, the Portfolio's present policy is to make (A) at least one distribution annually (normally in December) of or substantially all of the investment income (if any), less the Portfolio's direct expenses and (B) at least one distribution annually of all or substantially all of the net realized capital gains (if any), reduced by any available capital loss carryforwards from prior years. Shareholders may reinvest all distributions in shares of the Portfolio without a sales charge at the net asset value per share as of the close of business on the record date.

                           The Portfolio's net investment income consists of all
                     income accrued on the Portfolio's assets, less all actual and accrued expenses of the Portfolio determined in accordance with generally accepted accounting principles. The Portfolio's net realized capital gains, if any, consist of the net realized capital gains (if any) of the Portfolio for tax purposes, after taking into account any available capital loss carryovers.

                           Shareholders automatically receive all income
                     dividends and capital gain distributions in additional shares at the net asset value next determined following the record date, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to SEI Management at least 15 days prior to the distribution.

                           Dividends and capital gains of the Portfolio are paid
                     on a per-share basis. The value of each share will be reduced by the amount of any such payment. If shares are purchased shortly before the record date for a dividend or capital gains distribution, a shareholder will pay the full price for the share and receive some portion of the price back as a taxable dividend or distribution.
COUNSEL AND INDEPENDENT
ACCOUNTANTS
                     Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Price Waterhouse LLP serves as the independent accountants of the Trust.

CUSTODIAN AND WIRE AGENT
                     CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 (the "Custodian"), acts as custodian and wire agent of the Trust's assets. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF
PERMITTED
INVESTMENTS AND RISK
FACTORS   ______________________________________________________________________

                     The following is a description of the permitted investment practices for the Portfolio, and the associated risk factors:
AMERICAN DEPOSITARY
RECEIPTS ("ADRS")
                     ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.
CONVERTIBLE SECURITIES
                     Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed-income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.
DERIVATIVES
                     Derivatives are securities that derive their value from other securities assets, or indices. The following are considered derivative securities: options on futures, futures, options (E.G., puts and calls), swap agreements, mortgage-backed securities (E.G., CMOs, REMICs, IOs and
                     POs), when-issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (E.G., Receipts and STRIPs), privately issued stripped securities (E.G., TGRs, TRs and CATS). See elsewhere in this "Description of Permitted Investments and Risk Factors" for discussions of certain of these instruments.
FUTURES AND OPTIONS ON
FUTURES
                     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Portfolio may use futures contracts and related options for BONA FIDE hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. The Portfolio will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

                           A stock index futures contract is a bilateral
                     agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

                           In order to avoid leveraging and related risks, when
                     the Portfolio invests in futures contracts, it will cover its position by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked to market on a daily basis.

                           The Portfolio may enter into futures contracts and
                     options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), so long as, to the extent that such transactions are not for "bone fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the Portfolio's net assets.

                           There are risks associated with these activities,
                     including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Portfolio and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.
ILLIQUID SECURITIES
                     Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Portfolio's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with durations (or maturities) over seven days in length.
MONEY MARKET SECURITIES
                     Money market securities are high-quality, dollar- and nondollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations and governments that issue high-quality commercial paper or similar securities; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.
MORTGAGE-BACKED
SECURITIES
                     Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, and adjustable rate mortgages and balloon mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.
OPTIONS
                     The Portfolio may purchase and write put and call options on indices and enter in related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

                           Put and call options on indices are similar to
                     options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

                           All options written on indices or securities must be
                     covered. When the Portfolio writes an option on an index, it will establish a segregated account containing cash or liquid securities with its Custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

                           RISK FACTORS:  Risks associated with options
                     transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Portfolio will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

RECEIPTS
                     Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying Permitted Investments. See also "Taxes."
REPURCHASE AGREEMENTS
                     Arrangements by which the Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.
SECURITIES LENDING
                     In order to generate additional income, the Portfolio may lend its securities pursuant to agreements that require that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the loaned securities. The Portfolio continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.
TAX-EXEMPT SECURITIES
                     Tax-Exempt Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

                           General obligation bonds are backed by the taxing
                     power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.
U.S. GOVERNMENT AGENCY
OBLIGATIONS
                     Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S.

                     Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury, and others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.
U.S. TREASURY
OBLIGATIONS
                     U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, as well as separately traded interest and principal component parts of such obligations, known as Separately Traded Registered Interest and Principal Securities ("STRIPS"), that are transferable through the Federal book-entry system.
U.S. TREASURY RECEIPTS
                     U.S. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.
VARIABLE AND FLOATING
RATE INSTRUMENTS
                     Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes.
WARRANTS
                     Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
                     When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the custodian a separate account with liquid, high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Portfolio before settlement.

                     Additional information on permitted investments and risk factors can be found in the Statement of Additional Information.

TABLE OF CONTENTS
               _________________________________________________________________

Annual Operating Expenses........................          2
The Trust........................................          3
Investment Objective and Policies................          3
General Investment Policies and Risk Factors.....          4
Investment Limitations...........................          5
The Manager......................................          6
The Adviser......................................          6
The Sub-Advisers.................................          7
Distribution and Shareholder Servicing...........          8
Purchase and Redemption of Shares................          9
Performance......................................         11
Taxes............................................         12
General Information..............................         13
Description of Permitted Investments and Risk
 Factors.........................................         16

                        SEI INSTITUTIONAL MANAGED TRUST

Manager:

  SEI Fund Management

Distributor:

  SEI Investments Distribution Co.

Investment Adviser and Sub-Advisers:

  Alliance Capital Management L.P.
  Sanford C. Bernstein & Co., Inc.
  Mellon Equity Associates
  SEI Investments Management Corporation

    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of the Tax-Managed Large Cap Fund (the "Portfolio") and should be read in conjunction with the Portfolio's Prospectus dated February 28, 1998. The Prospectus may be obtained by writing the Trust's distributor, SEI Investments Distribution Co., at Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

                               TABLE OF CONTENTS

The Trust.............................................................................        S-2
Description of Permitted Investments..................................................        S-2
Investment Limitations................................................................        S-8
Description of Ratings................................................................       S-10
The Manager...........................................................................       S-14
The Adviser and Sub-Advisers..........................................................       S-14
Distribution and Shareholder Servicing................................................       S-15
Trustees and Officers of the Trust....................................................       S-15
Performance...........................................................................       S-17
Purchase and Redemption of Shares.....................................................       S-18
Taxes.................................................................................       S-19
Portfolio Transactions................................................................       S-20
Description of Shares.................................................................       S-22
Limitation of Trustees' Liability.....................................................       S-22
Voting................................................................................       S-22
Shareholder Liability.................................................................       S-22

February 28, 1998

                                   THE TRUST

    SEI Institutional Managed Trust (the "Trust") is an open-end management investment company that offers shares of diversified portfolios. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated October 20, 1986. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios. Shareholders may purchase shares in certain portfolios through two separate classes, Class A and Class D, which provide for variations in sales charges, distribution costs, transfer agent fees, voting rights and dividends. Except for differences between the Class A shares and/or Class D shares pertaining to sales charges, distribution and shareholder servicing, voting rights, dividends and transfer agent expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio.

    This Statement of Additional Information relates to the Tax-Managed Large Cap Fund (the "Portfolio").

                      DESCRIPTION OF PERMITTED INVESTMENTS

    THE PORTFOLIO MAY INVEST IN THE FOLLOWING INVESTMENTS UNLESS SPECIFICALLY NOTED OTHERWISE.

    AMERICAN DEPOSITORY RECEIPTS ("ADRS")--The Portfolio may invest in ADRs traded on registered exchanges or on NASDAQ. The Portfolio may also invest in ADRs not traded on an established exchange. While the Portfolio typically invests in sponsored ADRs, joint arrangements between the issuer and the depositary, some ADRs may be unsponsored. Unlike sponsored ADRs, the holders of unsponsored ADRs bear all expenses and the depositary may not be obligated to distribute shareholder communications or to pass through the voting rights on the deposited securities.

    BANKERS' ACCEPTANCES--A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

    CERTIFICATES OF DEPOSIT--A certificate of deposit is a negotiable, interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. Certificates of deposit have penalties for early withdrawal.

    COMMERCIAL PAPER--Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a day to nine months.

    CONVERTIBLE SECURITIES--Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Portfolio's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. The Portfolio may invest in convertible securities.

    FOREIGN SECURITIES--The Portfolio may invest in U.S. dollar denominated obligations or securities of foreign issuers. In addition, the Portfolio may invest in Yankee Obligations. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits, Yankee Certificates of Deposit and investments in Canadian Commercial Paper, foreign securities and Europaper. These instruments may subject the Portfolio to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in the exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

    FORWARD FOREIGN CURRENCY CONTRACTS--At the maturity of a forward contract, the Portfolio may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Portfolio may realize a gain or loss from currency transactions.

    MORTGAGE-BACKED SECURITIES--The Portfolio may, consistent with its investment objectives and policies, invest in mortgage-backed securities.

    Mortgage-backed securities in which the Portfolio may invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association ("GNMA"), and government-related organizations such as Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-backed securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Portfolio purchases a mortgage-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. When the mortgage-backed securities held by the Portfolio are prepaid, the Portfolio must reinvest the proceeds in securities the yield of which reflects prevailing interest rates, which may be lower than the prepaid security. For this and other reasons, a mortgage-backed security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Portfolio. In addition, regular payments received in respect of mortgage-backed securities include both interest and principal. No assurance can be given as to the return the Portfolio will receive when these amounts are reinvested.

    The Portfolio may also invest in mortgage-backed securities that are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. For purposes of determining the average maturity of a mortgage-backed security in its investment portfolio, the Portfolio will utilize the expected average life of the security, as estimated in good faith by the Portfolio's advisers. Unlike most single family residential mortgages, commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases there may be prohibitions on principal prepayments for several years following origination.

    There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") that are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae.

    Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PC's"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates.

    MUNICIPAL SECURITIES--The Portfolio may invest in municipal securities. The two principal classifications of Municipal Securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issuer. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. The Portfolio may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state and are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities." Private activity bonds and industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

    Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

    The quality of Municipal Securities, both within a particular classification and between classifications, will vary, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality.

Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while Municipal Securities of the same maturity and interest rate with different rating(s) may have the same yield.

    An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

    MUNICIPAL LEASES--The Portfolio may invest in instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

    PAY-IN-KIND BONDS--Investments of the Portfolio in fixed-income securities may include pay-in-kind bonds. These are securities which, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

    OPTIONS--Options are contracts that give one of the parties to the contract the right to buy or sell the security that is subject to the option at a stated price during the option period, and obligates the other party to the contract to buy or sell such security at the stated price during the option period.

    The Portfolio may trade put and call options on securities and securities indices, as the Advisers determine is appropriate in seeking the Portfolio's investment objective, and except as restricted by the Portfolio's investment limitations as set forth below. See "Investment Limitations."

    A put option gives the purchaser (a Portfolio) the right to sell, and imposes on the writer an obligation to buy, the underlying security at the exercise price during the option period. The advantage to a Portfolio of buying the protective put is that if the price of the security falls during the option period, the Portfolio may exercise the put and receive the higher price for the security. However, if the security rises in value, the Portfolio will have paid a premium for the put, which will expire unexercised.

    A call option gives the purchaser the right to buy and imposes on the writer (a Portfolio) the obligation to sell, the underlying security at the exercise price during the option period. The advantage to the Portfolio of writing covered call options is that the Portfolio receives a premium, which is additional income. However, if the security rises in value, the Portfolio may not fully participate in the market appreciation. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. The Portfolio's obligation as the writer of a covered call is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. As noted above, a closing purchase transaction is one in which the Portfolio, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

    The Portfolio may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the Securities and Exchange Commission that OTC options are generally illiquid.

    The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

    RECEIPTS--Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs") and "Certificates of Accrual on Treasury Securities" ("CATS"). LYONs, TIGRs and CATS are interests in private proprietary accounts while TRs and STRIPS (See "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities; see "Zero Coupon Securities." The Portfolio may invest in receipts.

    REPURCHASE AGREEMENTS--Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. The Portfolio involved bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. An Adviser enters into repurchase agreements only with financial institutions that it deems to present minimal risk of bankruptcy during the term of the agreement, based on guidelines that are periodically reviewed by the Board of Trustees. These guidelines currently permit the Portfolio to enter into repurchase agreements only with approved banks and primary securities dealers, as recognized by the Federal Reserve Bank of New York, which have minimum net capital of $100 million, or with a member bank of the Federal Reserve System. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by the Portfolio will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. The advisers will monitor compliance with this requirement. Under all repurchase agreements entered into by the Portfolio, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Portfolio could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Portfolio may incur delay and costs in selling the security and may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor.

    RESTRICTED SECURITIES--Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Section 4(2) commercial paper is issued in reliance on an exemption from registration under
Section 4(2) of the 1933 Act, and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market on such commercial paper. Rule 144A securities are securities re-sold in reliance on an exemption from registration provided by Rule 144A under the 1933 Act.

    SECURITIES LENDING--Loans are made only to borrowers deemed by the Advisers to be in good standing and when, in the judgment of the Advisers, the consideration that can be earned currently from such loaned securities justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Portfolio may use the Distributor as a broker in these transactions.

    TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

    U.S. GOVERNMENT AGENCY OBLIGATIONS--Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolio's shares.

    VARIABLE OR FLOATING RATE INSTRUMENTS--Variable or floating rate instruments may involve a demand feature and may include variable amount master demand notes available through the Custodian. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the Portfolio's Advisers, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Portfolio. The Portfolio's advisers will monitor on an ongoing basis the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

    In case of obligations which include a put feature at the option of the debt holder, the date of the put may be used as an effective maturity date for the purpose of determining weighted average portfolio maturity.

    WHEN-ISSUED SECURITIES--When-Issued securities are securities that involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Portfolio will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues to the purchaser during this period. It is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing when-issued obligations results in leveraging, and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery. The Portfolio will establish a segregated account with the Custodian and maintain liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase when-issued securities. If the value of these assets declines, the Portfolio involved will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

    YANKEE OBLIGATIONS--Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Yankee obligations as obligations of foreign issuers, are subject to the same types of risks discussed in "Securities of Foreign Issuers," above.

    The yankee obligations selected for the Portfolio will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

    ZERO COUPON SECURITIES--STRIPS and Receipts (TRs, TIGRs, LYONs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. The Portfolio may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy income distribution requirements. The Portfolio accrues income with respect to the securities prior to the receipt of cash payments. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. See also "Taxes."

    CORPORATE ZERO COUPON SECURITIES--Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value, or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (E.G., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The Portfolio may not:

1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Portfolio to purchase securities or require the Portfolio to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets, (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

2. Make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties, except that the Portfolio may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
    (ii) enter into repurchase agreements; and (iii) lend its securities.

3. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Portfolio may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

    The foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. These investment limitations and the investment limitations in the Prospectus are fundamental policies of the Trust and may not be changed without shareholder approval.

NON-FUNDAMENTAL POLICIES
The Portfolio may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Portfolio's fundamental limitation on borrowing.

2.  Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that the Portfolio may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or an order of exemption therefrom.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

6. Purchase securities which are not readily marketable, if, in the aggregate, more than 15% of its total assets would be invested in such securities.

    Under rules and regulations established by the SEC, the Portfolio is typically prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Portfolio owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the Portfolio's total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Portfolio. However, the Portfolio may rely upon SEC exemptive orders issued to the Trust which permit the Portfolio to invest in other investment companies beyond these percentage limitations. The Portfolio's purchase of such investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

    Each of the foregoing percentage limitations (except with respect to the limitation on investing in illiquid securities) are based on total assets and apply at the time of purchase. These limitations are non-fundamental and may be changed by the Trust's Board of Trustees without a vote of shareholders.

                             DESCRIPTION OF RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

    The following descriptions of corporate bond ratings have been published by Moody's Investor's Service, Inc. ("Moody's"), Standard and Poor's Corporation ("S&P"), Duff and Phelps, Inc. ("Duff"), Fitch Investor's Services, Inc. ("Fitch"), IBCA Limited ("IBCA") and Thomson BankWatch ("Thomson"), respectively.

DESCRIPTION OF MOODY'S LONG-TERM RATINGS

Aaa Bonds rated Aaa are judged to be of the best quality.They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P'S LONG-TERM RATINGS

INVESTMENT GRADE

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF DUFF'S LONG-TERM RATINGS

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+ High credit quality. Protection factors are strong.

AA- Risk is modest but may vary slightly from time to time because of economic conditions.

A+  Protection factors are average but adequate. However,

A-  risk factors are more variable and greater in periods of economic stress.

BBB+ Below average protection factors but still considered

BBB- sufficient for prudent investment. Considerable variability in risk during economic cycles.

DESCRIPTION OF FITCH'S LONG-TERM RATINGS

INVESTMENT GRADE BOND

AAA Bonds rated AAA are judged to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times greater than interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

AA Bonds rated AA are judged to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

A Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

DESCRIPTION OF IBCA'S LONG-TERM RATINGS

AAA Obligations rated AAA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

AA Obligations for which there is a very low expectation of investment risk are rated AA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

A Bonds rated A are obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

BBB Bonds rated BBB are obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

DESCRIPTION OF THOMSON'S LONG-TERM DEBT RATINGS

INVESTMENT GRADE

AAA Bonds rated AAA indicate that the ability to repay principal and interest on a timely basis is very high.

AA Bonds rated AA indicate a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB Bonds rated BBB indicate an acceptable capacity to repay principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

    The following descriptions of commercial paper ratings have been published by Moody's, Standard and Poor's, Duff and Phelps, Fitch, IBCA and Thomson BankWatch, respectively.

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

    PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P'S SHORT-TERM RATINGS

A-1        This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2        Capacity for timely payment on issues with this designation is satisfactory.
           However, the relative degree of safety is not as high as for issues designated
           'A-1'.

DESCRIPTION OF DUFF'S SHORT-TERM RATINGS

Duff 1+    Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1     Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1-    High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

           GOOD GRADE

Duff 2     Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

F-1+       Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1        Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'

F-2        Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.

LOC        The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

DESCRIPTION OF IBCA'S SHORT-TERM RATINGS (UP TO 12 MONTHS)

A1+        Obligations supported by the highest capacity for timely repayment.

A1         Obligations supported by a strong capacity for timely repayment.

A2         Obligations supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

DESCRIPTION OF THOMSON'S SHORT-TERM RATINGS

TBW-1      The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2      The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

                                  THE MANAGER

    The Management Agreement provides that SEI Fund Management ("SEI Management" or the "Manager") shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of SEI Management in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

    The continuance of the Management Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Management Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement is terminable at any time as to the Portfolio without penalty by the Trustees of the Trust, by a vote of a majority of the outstanding shares of the Portfolio or by SEI Management on not less than 30 days' nor more than 60 days' written notice.

    The Manager, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in SEI Management. Alfred P. West, Jr., Carmen
V. Romeo, and Henry H. Greer constitute the Board of Directors of SIMC, the Investment Adviser to the Portfolio. Mr. West serves as Chairman of the Board of Directors and Chief Executive Officer of SIMC and SEI Investments, Mr. Greer serves as President and Chief Operating Officer of SIMC and SEI Investments, and Chief Financial Officer of SEI Investments, and Mr. Romeo serves as Executive Vice President and Treasurer of SEI Investments. SEI Investments and its subsidiaries and affiliates, including SEI Management, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. SEI Management and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis Funds-Registered Trademark-, Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Profit Funds Investment Trust, Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, and TIP Funds.

    If operating expenses of the Portfolio exceed applicable limitations, SEI Management will pay such excess. SEI Management will not be required to bear expenses of the Portfolio to an extent which would result in the Portfolio's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

                          THE ADVISER AND SUB-ADVISERS

    The Advisory Agreement and certain of the Sub-Advisory Agreements provide that SEI Investments Management Corporation ("SIMC" or the "Adviser") (or any Sub-Adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

    The continuance of each Advisory and Sub-Advisory Agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of the Portfolio or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory or Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Portfolio, by a majority of the outstanding shares of the Portfolio, on not less than 30 days' nor more than 60 days' written notice to the Adviser (or Sub-Adviser) or by the Adviser (or Sub-Adviser) on 90 days' written notice to the Trust.

    SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to retain unaffiliated sub-advisers for the Portfolio without submitting the sub-advisory agreement to a vote of the Portfolio's shareholders. The exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. The Trust will notify shareholders in the event of any change in the identity of the sub-adviser for the Portfolio.

                     DISTRIBUTION AND SHAREHOLDER SERVICING

    The Portfolio has adopted a shareholder servicing plan for its Class A shares (the "Service Plan"). Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

    Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

                       TRUSTEES AND OFFICERS OF THE TRUST

    The Trustees and Executive Officers of the Trust, their respective dates of birth and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis Funds-Registered Trademark-, Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Profit Funds Investment Trust, Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds, STI Classic Variable Trust and TIP Funds, each of which is an open-end management investment company managed by SEI Fund Management or its affiliates and, except for Profit Funds Investment Trust, and Santa Barbara Group of Mutual Funds, Inc., are distributed by SEI Investments Distribution Co.

    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Manager and the Distributor, 1981-1994. Trustee of the Arbor Fund, Marquis
Funds-Registered Trademark-, The Advisors' Inner Circle Fund, The Expedition Funds, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Asset Allocation Trust, SEI Institutional Investments Trust, SEI International Trust, Boston 1784 Funds-Registered Trademark-, Pillar Funds and Rembrandt Funds-Registered Trademark-.

    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--2000 One Logan Square, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Manager, Adviser and Distributor, Director and Secretary of SEI Investments and Secretary of the Manager, Adviser and Distributor. Trustee of The Arbor Fund, Marquis Funds-Registered Trademark-, The Advisors' Inner Circle Fund, The Expedition Funds, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Asset Allocation Trust, SEI Institutional Investments Trust and SEI International Trust.

    F. WENDELL GOOCH (DOB 12/03/37)--Trustee**--P.O. Box 190, Paoli, IN 47454. President, Orange County Publishing Co., Inc. since October 1981. Retired. Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican from January 1981 to 1997. President, H&W Distribution, Inc., since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of STI Classic Funds, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Asset Allocation Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust and SEI International Trust.

    FRANK E. MORRIS (DOB 12/30/23)--Trustee**--105 Walpole Street, Dover, MA 02030. Retired since 1990. Peter Drucker Professor of Management, Boston College, 1989-1990. President, Federal Reserve Bank of Boston, 1968-1988. Trustee of The Arbor Fund, Marquis Funds-Registered Trademark-, The Advisors' Inner Circle Fund, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Asset Allocation Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust and SEI International Trust.

    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Retired; Partner, Dechert Price & Rhoads, from September 1987-December 1993; Trustee of The Arbor Fund, Marquis Funds-Registered Trademark-, The Advisors' Inner Circle Fund, The Expedition Funds, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Asset Allocation Trust, SEI Institutional Investments Trust, and SEI International Trust.

    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee**--General Partner, Teton Partners, L.P., since 1991; Chief Financial Officer, Noble Partners, L.P., since 1991; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Asset Allocation Trust, SEI Institutional Investments Trust, and SEI International Trust.

    DAVID G. LEE (DOB 04/16/52)--President and Chief Executive Officer--Senior Vice President of the Manager, Adviser and Distributor since 1993. Vice President of the Manager and Distributor, 1991-1993. President, GW Sierra Trust Funds before 1991.

    SANDRA K. ORLOW (DOB 10/18/53)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Manager, Adviser and Distributor since 1988.

    KEVIN P. ROBINS (DOB 04/15/61)--Vice President and Assistant
Secretary--Senior Vice President and General Counsel of SEI Investments, the Manager, Adviser and Distributor since 1994. Vice President and Assistant Secretary of SEI Investments, the Manager, Adviser and Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

    RICHARD W. GRANT (DOB 10/25/45)--Secretary--2000 One Logan Square, Philadelphia, PA 19103, Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Manager, Adviser and Distributor.

    KATHRYN L. STANTON (DOB 11/19/58)--Vice President and Assistant Secretary--Vice President, Deputy General Counsel and Assistant Secretary of SEI Investments, the Manager, Adviser and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

    MARK E. NAGLE (DOB 10/20/59)--Controller and Chief Financial Officer--Vice President of Fund Accounting and Administration for SEI Fund Resources and the Manager since 1996. Vice President of Fund Accounting, BISYS Fund Services 1995-1996. Senior Vice President and Site Manager, Fidelity Investments (1981-1995).

    TODD CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments, the Manager, Adviser and the Distributor since 1995. Associate, Dewey Ballantine (law firm) (1994-1995). Associate, Winston & Strawn (law firm) (1991-1994).

    BARBARA A. NUGENT (DOB 06/18/56)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI, the Manager, Adviser and Distributor since 1996. Associate, Drinker, Biddle & Reath (law firm). Assistant Vice President/Administration, Delaware Service Company, Inc. (1992-1993), Assistant Vice President--Operations, Delaware Service Company, Inc. (1988-1992).

    MARC H. CAHN (DOB 06/19/57)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI, the Manager, Adviser and Distributor since 1996. Associate General Counsel, Barclays Bank PLC (1995-1996). ERISA counsel, First Fidelity Bancorporation (1994-1995), Associate, Morgan, Lewis & Bockius LLP (1989-1994).

------------------------

 *Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act.

**Messrs. Gooch, Storey, Morris and Sullivan serve as members of the Audit
  Committee of the Trust.

    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees.

    Compensation of officers and affiliated Trustees of the Trust is paid by the Manager. For the fiscal year ended September 30, 1997, the Trust paid the following amounts to the Trustees.

                                       AGGREGATE            PENSION OR
                                   COMPENSATION FROM    RETIREMENT BENEFITS   ESTIMATED ANNUAL TOTAL COMPENSATION FROM REGISTRANT
                                   REGISTRANT FOR FYE   ACCRUED AS PART OF     BENEFITS UPON   AND FUND COMPLEX PAID TO DIRECTORS
NAME OF PERSON AND POSITION             9/30/97            FUND EXPENSES         RETIREMENT              FOR FYE 9/30/97
---------------------------------  ------------------   -------------------   ---------------- -----------------------------------
Robert A. Nesher, Trustee........       $     0                 $0                   $0        $0 for services on 8 boards
William M. Doran, Trustee........       $     0                 $0                   $0        $0 for services on 8 boards
F. Wendell Gooch, Trustee........       $25,367                 $0                   $0        $96,750 for services on 8 boards
Frank E. Morris, Trustee.........       $25,367                 $0                   $0        $96,750 for services on 8 boards
James M. Storey, Trustee.........       $25,367                 $0                   $0        $96,750 for services on 8 boards
George J. Sullivan, Trustee......       $25,367                 $0                   $0        $96,750 for services on 8 boards

                                  PERFORMANCE

    From time to time, the Portfolio may advertise yield and/or total return. These figures will be based on historical earnings and are not intended to indicate future performance.

    The yield of the Portfolio refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula: Yield =
2[((a-b)/cd) + 1)(6)-1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

    The total return of the Portfolio refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P(1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

    The Portfolio may, from time to time, compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. Moreover, the Portfolio may use total return figures showing after-tax returns, including comparisons to tax-deferred vehicles such as individual Retirement Accounts ("IRAs") and variable annuities. In calculating after-tax returns, the Portfolio will, in general, assume that its shareholders are U.S. individual taxpayers subject to federal income taxes at the highest marginal rate then applicable to ordinary income and long-term capital gains. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. In calculating after-tax returns, distributions made by the Portfolio are assumed to be reduced by the amount of taxes payable on the distribution, and the after-tax proceeds of the distribution are reinvested in the Portfolio at net asset value on the reinvestment date.

                       PURCHASE AND REDEMPTION OF SHARES

    The purchase and redemption price of shares is the net asset value of each share. The Portfolio's securities are valued by SEI Management pursuant to valuations provided by an independent pricing service (generally the last quoted sale price). Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each Business Day (defined as days on which the New York Stock Exchange is open for business ("Business Day")) or, if there is no such reported sale, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. The pricing service may also use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

    It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by the Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

    Shareholders in the Portfolio may redeem interests in the Portfolio at net asset value on a daily basis. Redemptions by the Portfolio's shareholders currently are met entirely in cash, but distributions of securities generally are used to meet redemptions by other investors in the Portfolio and may in the future be used to meet redemptions by the Portfolio's shareholders. See "Purchase and Redemption of Shares" in the Portfolio's prospectus. Shareholders in the Portfolio can request a diversified basket of securities, which may be distributed in the Adviser's discretion. This redemption practice constrains the selection of securities distributed to meet redemptions and, consequently, may adversely affect the performance of the Portfolio. The Trustees of the Portfolio believe that the potential advantages for the Portfolio of this practice outweigh the potential disadvantages of reduced flexibility to select securities to meet redemptions. It is impossible to predict whether the net result will be beneficial or detrimental to the Portfolio's performance.

    A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

    Purchases and redemptions of shares of the Portfolio may be made on any day the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Portfolios for any period during which the New York Stock Exchange, the Manager, the Adviser, the Distributor, and/or the Custodian are not open for business.

                                     TAXES

    The following is only a summary of certain additional federal tax considerations generally affecting the Portfolios and their shareholders that are not described in the Portfolio's prospectuses. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Portfolio or its shareholders and the discussion here and in the Portfolio's prospectus is not intended as a substitute for careful tax planning.

    This discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

    Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Portfolios. The Portfolio intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, the Portfolio must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stock or securities;
(ii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and
(iii) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers engaged in the same, similar, or related trades or businesses if the Portfolio owns at least 20% of the voting power of such issuers.

    Notwithstanding the Distribution Requirement described above, which only requires the Portfolio to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, the Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short-and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. The Portfolio intends to make sufficient distributions to avoid liability for the federal excise tax. The Portfolio may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid federal excise tax liability when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Portfolio to satisfy the requirements for qualification as a RIC.

    If capital gain distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions. If the Portfolio fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gain distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders who have held shares for more than 45 days.

    Long-term capital gains (gains on the sale of capital assets held for more than 18 months) are currently taxed at a maximum rate of 20%, mid-term capital gains (gains on the sale of capital assets held for more than 12 months but less than 18 months) are currently taxed at a maximum rate of 28%, and short-term capital gains (gains on the sale of capital assets held for less than 12 months) are currently taxed at ordinary income tax rates.

    The Portfolio will be required in certain cases to withhold and remit to the United States Treasury 31% of amounts payable to any shareholder who (1) has provided the Portfolio either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, or (3) who has failed to certify to the Portfolio that such shareholder is not subject to backup withholding.

    With respect to investments in STRIPS, TR's, TIGR's, LYONs, CATS and other Zero Coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Portfolio will be required to include as part of its current income the imputed interest on such obligations even though the Portfolio has not received any interest payments on such obligations during that period. Because the Portfolio distributes all of its net investment income to its shareholders, the Portfolio may have to sell Portfolio securities to distribute such imputed income which may occur at a time when the advisers would not have chosen to sell such securities and which may result in taxable gain or loss.

STATE TAXES

    The Portfolio is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Portfolio to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the affect of federal, state and local taxes in their own individual circumstances.

                             PORTFOLIO TRANSACTIONS

    The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers are responsible for placing orders to execute Portfolio transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    It is expected that the Portfolio may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules and regulations of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolio on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Portfolio may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Portfolio's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically. In addition, SIMC has adopted a policy respecting the receipt of research and related products and services in connection with transactions effected for Portfolios operating within the "Manager of Managers" structure. Under this policy, SIMC and the various firms that serve as sub-advisers to certain Portfolios of the Trust, in the exercise of joint investment discretion over the assets of the Portfolio, will direct a substantial portion of the Portfolio's brokerage to the Distributor in consideration of the Distributor's provision of research and related products to SIMC for use in performing its advisory responsibilities. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.

    It is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through brokers or dealers. However, the Portfolio's advisers may place portfolio orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    The Trust does not expect to use one particular dealer, but the Portfolio's advisers may, consistent with the interests of the Portfolio, select brokers on the basis of the research services they provide to the Portfolio's advisers. Such services may include analysis of the business or prospects of a company, industry or economic sector or statistical and pricing services. Information so received by the advisers will be in addition to and not in lieu of the services required to be performed by the Portfolio's advisers under the Advisory and Sub-Advisory Agreements. If in the judgement of the Portfolio's advisers, the Portfolio, or other accounts managed by the Portfolio's advisers, will be benefitted by supplemental research services, the Portfolio's advisers are authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of the Portfolio's advisers will not necessarily be reduced as a result of the receipt of such supplemental information.

    From time to time the Trustees will review whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for the Fund to seek such recapture.

                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Portfolio, each of which represents an equal proportionate interest in the Portfolio. Each share upon liquidation entitles a shareholder to a PRO RATA share in the net assets of the Portfolio. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of portfolios. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her wilful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                     VOTING

    Where the Trust's Prospectus or Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by Proxy, or (ii) more than 50% of the Portfolio's outstanding shares, whichever is less.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

                           PART C. OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS:

    (a) Financial Statements:


       Part A--Not Applicable



       Part B--Not Applicable


    (b) Additional Exhibits:


(1)        Declaration of Trust incorporated by reference to Registrant's Registration
             Statement on Form N-1A (File No. 33-9504) filed with the SEC on October
             17, 1986.
(1)(a)     Amendment to the Declaration of Trust dated December 23, 1988 is filed herewith.
(2)        By-Laws incorporated by reference to Registrant's Registration Statement on
             Form N-1A (File No. 33-9504) filed with the SEC on October 17, 1986.
(3)        Not Applicable.
(4)        Not Applicable.
(5)(a)     Investment Advisory Agreement between the Trust and SunBank, N.A. with respect to the Trust's Capital Appreciation Portfolio incorporated by reference as Exhibit (5)(b) to Post-Effective Amendment No. 4 to
             Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 25, 1987.
(5)(b)     Investment Advisory Agreement between the Trust and The Bank of California with respect to the Trust's Equity Income Portfolio incorporated by reference as Exhibit (5)(c) to Post-Effective Amendment No. 4 to
             Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 25, 1987.
(5)(c)     Investment Advisory Agreement between the Trust and Merus Capital
             Management, Inc. with respect to the Trust's Equity Income Portfolio incorporated by reference as Exhibit (5)(d) to Post-Effective Amendment
             No. 4 to Registrant's Registration Statement on Form N-1A (File No.
             33-9504) filed with the SEC on November 25, 1987.
(5)(d)     Investment Advisory Agreement between the Trust and Boatmen's Trust Company with respect to the Trust's Bond Portfolio incorporated by reference as
             Exhibit (5)(e) to Post-Effective Amendment No. 5 to Registrant's
             Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 30, 1988.
(5)(e)     Investment Advisory Agreement between the Trust and Bank One, Indianapolis,
             N.A. with respect to the Trust's Limited Volatility Bond Portfolio incorporated by reference as Exhibit (5)(f) to Post-Effective Amendment
             No. 6 to Registrant's Registration Statement on Form N-1A (File No.
             33-9504) filed with the SEC on May 4, 1989.
(5)(f)     Investment Advisory Agreement between the Trust and Nicholas-Applegate
             Capital Management with respect to the Trust's Mid-Cap Growth Portfolio incorporated by reference as Exhibit (5)(h) to Post-Effective Amendment
             No. 12 to Registrant's Registration Statement on Form N-1A (File No.
             33-9504) filed with the SEC on September 15, 1992.
(5)(g)     Investment Sub-Advisory Agreement between the SEI Investments Management
             Corporation (the "Adviser") and Investment Advisers, Inc. with respect to the Trust's Small Cap Growth Portfolio incorporated by reference as
             Exhibit (5)(i) to Post-Effective Amendment No. 25 to Registrant's
             Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 30, 1995.

(5)(h)     Investment Sub-Advisory Agreement between the Adviser and Nicholas Applegate
             Capital Management with respect to the Trust's Small Cap Growth Portfolio incorporated by reference as Exhibit (5)(j) to Post-Effective Amendment
             No. 25 to Registrant's Registration Statement on Form N-1A (File No.
             33-9504) filed with the SEC on November 30, 1995.
(5)(i)     Investment Advisory Agreement between the Adviser and Pilgrim Baxter &
             Associates with respect to the Trust's Small Cap Growth Portfolio incorporated by reference as Exhibit (5)(k) to Post-Effective Amendment
             No. 25 to Registrant's Registration Statement on Form N-1A (File No.
             33-9504) filed with the SEC on November 30, 1995.
(5)(j)     Investment Advisory Agreement between the Trust and Duff & Phelps Investment
             Management Co. with respect to the Trust's Value Portfolio incorporated by reference as Exhibit (5)(l) to Post-Effective Amendment No. 17 to
             Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on June 21, 1993.
(5)(k)     Investment Advisory Agreement between the Trust and E.I.I. Realty
             Securities, Inc. with respect to the Trust's Real Estate Securities
             Portfolio incorporated by reference as Exhibit (5)(n) to Post-Effective
             Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File
             No. 33-9504) filed with the SEC on November 30, 1995.
(5)(l)     Investment Advisory Agreement between the Trust and Western Asset Management with respect to the Trust's Intermediate Bond Portfolio incorporated by reference as Exhibit (5)(o) to Post-Effective Amendment No. 21 to
             Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 29, 1994.
(5)(m)     Investment Advisory Agreement between the Trust and Mellon Equity Associates with respect to the Trust's Large Cap Value Portfolio incorporated by reference as Exhibit (5)(p) to Post-Effective Amendment No. 21 to
             Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 29, 1994.
(5)(n)     Investment Sub-Advisory Agreement between the Adviser and LSV Asset
             Management with respect to the Trust's Large Cap Value Portfolio incorporated by reference as Exhibit (5)(q) to Post-Effective Amendment
             No. 25 to Registrant's Registration Statement on Form N-1A (File No.
             33-9504) filed with the SEC on November 30, 1995.
(5)(o)     Investment Sub-Advisory Agreement between the Adviser and Alliance Capital
             Management L.P. with respect to the Trust's Large Cap Growth Portfolio incorporated by reference as Exhibit (5)(r) to Post-Effective Amendment
             No. 25 to Registrant's Registration Statement on Form N-1A (File No.
             33-9504) filed with the SEC on November 30, 1995.
(5)(p)     Investment Sub-Advisory Agreement between the Adviser and IDS Advisory
             Group, Inc. with respect to the Trust's Large Cap Growth Portfolio incorporated by reference as Exhibit (5)(s) to Post-Effective Amendment
             No. 25 to Registrant's Registration Statement on Form N-1A (File No.
             33-9504) filed with the SEC on November 30, 1995.
(5)(q)     Investment Sub-Advisory Agreement between the Adviser and 1838 Investment
             Advisors, L.P. with respect to the Trust's Small Cap Value Portfolio incorporated by reference as Exhibit (5)(t) to Post-Effective Amendment
             No. 25 to Registrant's Registration Statement on Form N-1A (File No.
             33-9504) filed with the SEC on November 30, 1995.

(5)(r)     Investment Sub-Advisory Agreement between the Adviser and Martingale Asset
             Management with respect to the Trust's Mid-Cap Portfolio incorporated by reference as Exhibit (5)(u) to Post-Effective Amendment No. 25 to
             Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 30, 1995.
(5)(s)     Form of Investment Sub-Advisory Agreement between the Adviser and BlackRock
             Financial Management, Inc. with respect to the Trust's Core Fixed Income
             Portfolio incorporated by reference as Exhibit (5)(v) to Post-Effective
             Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File
             No. 33-9504) filed with the SEC on November 30, 1995.
(5)(t)     Investment Sub-Advisory Agreement between the Adviser and Firstar Investment
             Research & Management Company with respect to the Trust's Core Fixed
             Income Portfolio incorporated by reference as Exhibit (5)(x) to
             Post-Effective Amendment No. 25 to Registrant's Registration Statement on
             Form N-1A (File No. 33-9504) filed with the SEC on November 30, 1995.
(5)(u)     Investment Sub-Advisory Agreement between the Adviser and BEA Associates with respect to the Trust's High Yield Bond Portfolio incorporated by reference as Exhibit (5)(y) to Post-Effective Amendment No. 25 to
             Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 30, 1995.
(5)(v)     Investment Sub-Advisory Agreement between the Adviser and Boston Partners
             Asset Management, L.P. with respect to the Trust's Small Cap Value
             Portfolio incorporated by reference as Exhibit (5)(z) to Post-Effective
             Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File
             No. 33-9504) filed with the SEC on November 30, 1995.
(5)(w)     Investment Sub-Advisory Agreement between the Adviser and Apodaca-Johnston
             Capital Management, Inc. with respect to the Trust's Small Cap Growth
             Portfolio incorporated by reference as Exhibit (5)(aa) to Post-Effective
             Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File
             No. 33-9504) filed with the SEC on November 30, 1995.
(5)(x)     Investment Sub-Advisory Agreement between the Adviser and Wall Street
             Associates with respect to the Trust's Small Cap Growth Portfolio incorporated by reference as Exhibit (5)(bb) to Post-Effective Amendment
             No. 25 to Registrant's Registration Statement on Form N-1A (File No.
             33-9504) filed with the SEC on November 30, 1995.
(5)(y)     Investment Sub-Advisory Agreement between the Adviser and First of America
             Corporation dated June 14, 1996 with respect to the Trust's Small Cap
             Growth Portfolio is incorporated by reference to Post-Effective Amendment
             No. 26 to Registrant's Registration Statement on Form N-1A (File No.
             33-9504) filed with the SEC on January 28, 1997.
(5)(z)     Form of Investment Sub-Advisory Agreement between the Adviser and Furman
             Selz Capital Management LLC with respect to the Trust's Small Cap Growth
             Portfolio is incorporated by reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File No. 33-9504)
             filed with the SEC on January 28, 1997.
(5)(aa)    Form of Investment Sub-Advisory Agreement between the Adviser and Provident
             Investment Counsel, Inc. with respect to the Trust's Large Cap Growth
             Portfolio is incorporated by reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File No. 33-9504)
             filed with the SEC on January 28, 1997.

(5)(bb)    Investment Sub-Advisory Agreement between the Adviser and Boatmen's Trust
             Company dated December 16, 1996 with respect to the Trust's Bond Portfolio is incorporated by reference to Post-Effective Amendment No. 26 to
             Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 28, 1997.
(5)(cc)    Investment Advisory Agreement between the Trust and the Adviser dated
             December 16, 1994 is incorporated by reference to Post-Effective Amendment
             No. 26 to Registrant's Registration Statement on Form N-1A (File No.
             33-9504) filed with the SEC on January 28, 1997.
(6)        Distribution Agreement between the Trust and SEI Investments Distribution
             Co. incorporated by reference to Registrant's Registration Statement on
             Form N-1A (File No. 33-9504) filed with the SEC on October 17, 1986.
(7)        Not Applicable.
(8)(a)     Custodian Agreement between the Trust and CoreStates Bank, N.A. (formerly
             Philadelphia National Bank) incorporated by reference to Pre-Effective
             Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File
             No. 33-9504) filed with the SEC on January 29, 1987.
(8)(b)     Custodian Agreement between the Trust and United States National Bank of
             Oregon incorporated by reference to Pre-Effective Amendment No. 1 to
             Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 1987.
(9)(a)     Management Agreement between the Trust and SEI Investments Management
             Corporation incorporated by reference as Exhibit (5)(a) to Registrant's
             Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on October 17, 1986.
(9)(b)     Schedule C to Management Agreement between the Trust and SEI Investments
             Management Corporation adding the Mid-Cap Growth Portfolio incorporated by reference as Exhibit (5)(g) to Post-Effective Amendment No. 12 to
             Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on September 15, 1992.
(9)(c)     Schedule D to Management Agreement between the Trust and SEI Investments
             Management Corporation adding the Real Estate Securities Portfolio incorporated by reference as Exhibit (5)(m) to Post-Effective Amendment
             No. 17 to Registrant's Registration Statement on Form N-1A (File No.
             33-9504) filed with the SEC on June 21, 1993.
(9)(d)     Consent to Assignment and Assumption between SIMC and SEI Fund Management dated August 21, 1996 is incorporated by reference to Post-Effective
             Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File
             No. 33-9504) filed with the SEC on January 28, 1997.
(10)       Opinion and Consent of Counsel incorporated by reference to Pre-Effective
             Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File
             No. 33-9504) filed with the SEC on January 29, 1987.
(11)       Consent of Independent Public Accountants is filed herewith.
(12)       Not Applicable.
(13)       Not Applicable.
(14)       Not Applicable.
(15)(a)    Distribution Plan pursuant to Rule 12b-1 (Class A) incorporated by reference to Registrant's Registration Statement on Form N-1A (File No. 33-9504)
             filed with the SEC on October 17, 1986.

(15)(b)    Distribution Plan pursuant to Rule 12b-1 (Class B) incorporated by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement
             on Form N-1A (File No. 33-9504) filed with the SEC on June 21, 1993.
(15)(c)    Form of Distribution Plan pursuant to Rule 12b-1 (ProVantage Class)
             incorporated by reference to Post-Effective Amendment No. 19 to
             Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on December 2, 1993.
(15)(d)    Amended and Restated Distribution Plan is incorporated by reference to Post-
             Effective Amendment No. 26 to Registrant's Registration Statement on Form
             N-1A (File No. 33-9504) filed with the SEC on January 28, 1997.
(15)(e)    Shareholder Service Plan and Agreement with respect to the Class A shares is incorporated by reference to Post-Effective Amendment No. 26 to
             Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 28, 1997.
(16)       Performance Quotation Computation incorporated by reference to
             Post-Effective Amendment No. 19 to Registrant's Registration Statement on
             Form N-1A (File No. 33-9504) filed with the SEC on December 2, 1993.
(18)(a)    Rule 18f-3 Multiple Class Plan incorporated by reference as Exhibit (15)(d)
             to Post-Effective Amendment No. 23 to Registrant's Registration Statement
             on Form N-1A (File No. 33-9504) filed with the SEC on June 19, 1995.
(18)(b)    Amendment No. 1 to Rule 18f-3 Plan relating to Class A and Class D shares is incorporated by reference to Post-Effective Amendment No. 26 to
             Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 28, 1997.
(24)       Powers of Attorney for Robert A. Nesher, William M. Doran, George J.
             Sullivan, Jr., F. Wendell Gooch, Stephen G. Meyer, James M. Storey, David
             G. Lee and Frank E. Morris are incorporated by reference to Post-Effective
             Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File
             No. 33-9504) filed with the SEC on January 28, 1997.


Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

    None.

Item 26.  NUMBER OF HOLDERS OF SECURITIES:


    As of December 1, 1997:



                                                                                      NUMBER OF
                                                                                       RECORD
TITLE OF CLASS                                                                         HOLDERS
----------------------------------------------------------------------------------  -------------
Shares of beneficial interest, without par value--
Tax-Managed Large Cap Fund
Class A...........................................................................            0
Large Cap Value Portfolio
Class A...........................................................................          336
Large Cap Growth Portfolio
  Class A.........................................................................          276
Small Cap Value Portfolio
  Class A.........................................................................          391
Small Cap Growth Portfolio
  Class A.........................................................................          503
  Class D.........................................................................            0

                                                                                      NUMBER OF
                                                                                       RECORD
TITLE OF CLASS                                                                         HOLDERS
----------------------------------------------------------------------------------  -------------
Mid-Cap Portfolio
  Class A.........................................................................           91
Capital Appreciation Portfolio
  Class A.........................................................................          206
Equity Income Portfolio
  Class A.........................................................................          188
Balanced Portfolio
  Class A.........................................................................           41
Core Fixed Income Portfolio
  Class A.........................................................................          212
Bond Portfolio
  Class A.........................................................................           52
High Yield Bond Portfolio
  Class A.........................................................................          123


Item 27.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

    Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Investment Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

1838 INVESTMENT ADVISORS, L.P.


    1838 Investment Advisors, L.P., is an investment sub-adviser for the Registrant's Small Cap Value Portfolio. The principal address of 1838 Investment Advisors, L.P., is 100 Matsonford Road, Radnor, Pennsylvania 19087. 1838 Investment Advisors, L.P., is an investment adviser registered under the Advisers Act.



    The list required by this Item 28 of officers and directors of 1838 Investment Advisors, L.P., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by 1838 Investment Advisors, L.P., pursuant to the Advisers Act (SEC File No. 801-33025).

ALLIANCE CAPITAL MANAGEMENT L.P.


    Alliance Capital Management L.P. is an investment sub-adviser for the Registrant's Large Cap Growth Portfolio and the Tax-Managed Large Cap Funds. The principal address of Alliance Capital Management L.P. is 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital Management L.P. is an investment adviser registered under the Advisers Act.



    The list required by this Item 28 of officers and directors of Alliance Capital Management L.P., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Alliance Capital Management L.P. pursuant to the Advisers Act (SEC File No. 801-32361).


BEA ASSOCIATES

    BEA Associates is an investment sub-adviser for the Registrant's High Yield Bond Portfolio. The principal address of BEA Associates is One Citicorp Center, 153 East 53rd Street, New York, New York 10022. BEA Associates is an investment adviser registered under the Advisers Act.


    The list required by this Item 28 of officers and directors of BEA Associates, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by BEA Associates pursuant to the Advisers Act (SEC File No. 801-37170).


BLACKROCK FINANCIAL MANAGEMENT, INC.

    BlackRock Financial Management, Inc. is an investment sub-adviser for the Registrant's Core Fixed Income Portfolio. The principal address of BlackRock Financial Management, Inc. is 345 Park Avenue, 30th Floor, New York, New York 10154. BlackRock Financial Management, Inc. is an investment adviser registered under the Advisers Act.


    The list required by this Item 28 of officers and directors of BlackRock Financial Management, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by BlackRock Financial Management, Inc. pursuant to the Advisers Act (SEC File No. 801-48433).


STI CAPITAL MANAGEMENT, N.A.

    STI Capital Management, N.A. is an investment sub-adviser for the Capital Appreciation and Balanced Portfolios. The principal business address of STI Capital Management, N.A. is P.O. Box 3808, Orlando, FL 94104.

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Anthony R. Gray                                        --                                    --
Chairman & Chief Investment Officer

James R. Wood                                          --                                    --
President

E. Jenner Wood III                                     --                                    --
Director

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Hunting F. Deutsch                                     --                                    --
Director

Jonathan D. Rich                                       --                                    --
Director

Elliott A. Perny                                       --                                    --
Executive Vice President
  Chief Portfolio Manager

Daniel Jaworski                                        --                                    --
Senior Vice President

Larry M. Cole                                          --                                    --
Senior Vice President

Daniel G. Shannon                                      --                                    --
Senior Vice President

Ronald Schwartz                                        --                                    --
Senior Vice President

Robert Buhrmann                                        --                                    --
Senior Vice President

L. Earl Denney                                         --                                    --
Executive Vice President

Thomas A. Edgar                                        --                                    --
Senior Vice President

Stuart F. Van Arsdale                                  --                                    --
Senior Vice President

Ryan R. Burrow                                         --                                    --
Senior Vice President

Christopher A. Jones                                   --                                    --
Senior Vice President

Mills A. Riddick                                       --                                    --
Senior Vice President

David E. West                                          --                                    --
Vice President

PACIFIC ALLIANCE CAPITAL MANAGEMENT


    Pacific Alliance Capital Management, a division of Union Bank of California, N.A., is an investment sub-adviser for the Equity Income Portfolio. The principal address of Pacific Alliance Capital Management is 475 Sansome Street, San Francisco, CA 94111.


         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Stanley F. Farrar                     Sullivan & Cromwell                   Partner
Director of Adviser

Raymond E. Miles                      Univ. of California School of Bus.    Dean
Director of Adviser                     Admin.

Alexander D. Calhoun                  Graham & James                        Partner
Director

Richard D. Farman                     Pacific Enterprises                   President, COO & Director
Director

Herman E. Gallegos                    Independent Management Consultant                      --
Director

Jack L. Hancock                       Retired                                                --
Director

Richard C. Hartnack                   Retired                                                --
Vice Chairman

Harry W. Lou                          Judicial Arbitration and Mediation    Mediator/Arbitrator
Director                                Services, Inc.

J. Fernado Niebla                     Infotec Development, Inc.             Chairman & CEO
Director of Adviser

Hiroo Nozawa                          Bank of Tokyo, Mitsubishi             Director
Director of Adviser
Chairman, President & CEO

Carl W. Robertson                     Warland Investments Company           Managing Director
Director of Adviser

Paul W. Steere                        Bogle & Gates                         Partner
Director of Adviser

Charles R. Scott                      Leadership Centers USA                Chairman & CEO
Director of Adviser

Henry T. Swigert                      ESCO Corporation                      Chairman
Director of Adviser

Minoru Noda                           UnionBanCal Corporation               Vice Chairman
Director of Adviser,
Vice Chairman Credit & Finance

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Roy A. Henderson                      UnionBanCal Corporation               Vice Chairman
Director of Adviser,
Chairman, Regional Banking

Mary S. Metz                          University Extension, University of   Dean
Director                                California, Berkley

Sidney R. Peterson                    Consultant                                             --
Director

Robert M. Walker                      Retired                                                --
Vice Chairman

Blenda J. Wilson                      California State University,          President
Director                                Northridge

Kanetaka Yoshida                      Bank of Tokyo, Mitsubishi Limited     Director
President, C.E.O. & Director

Luke Mazur                                             --                                    --
Senior Vice President & Manager


AMERICAN EXPRESS ASSET MANAGEMENT GROUP INC.



    American Express Asset Management Group Inc. ("AEAMG") is a money manager for the Registrant's Large Cap Growth Portfolio. The principal address of AEAMG is IDS Tower 10, Minneapolis, Minnesota 55400-0010. AEAMG is an investment money manager registered under the Advisers Act.



    The list required by this Item 28 of officers and directors of AEAMG, together with information as to any business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by AEAMG pursuant to the Advisers Act (SEC File No. 801-259743).


BOSTON PARTNERS ASSET MANAGEMENT, L.P.


    Boston Partners Asset Management, L.P., is an investment sub-adviser for the Small Cap Value Portfolio. The principal address of Boston Partners Asset Management, L.P., is One Financial Center, 43rd Floor, Boston, Massachusetts 02111. Boston Partners Asset Management, L.P., is an investment adviser registered under the Advisers Act.



    The list required by this Item 28 of officers and directors of Boston Partners Asset Management, L.P., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Boston Partners Asset Management, L.P., pursuant to the Advisers Act (SEC File No. 801-49059).


FIRST OF AMERICA INVESTMENT CORPORATION

    First of America Investment Corporation ("First of America") is an investment sub-adviser for the Registrant's Small Cap Fund. The principal business address of First of America is 303 North Rose Street, Suite 500, Kalamazoo, Michigan 49007. First of America is an investment sub-adviser registered under the Advisers Act.

    The list required by this Item 28 of officers and directors of First of America, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by First of America pursuant to the Advisers Act (SEC File No. 801-446).

FIRSTAR INVESTMENT RESEARCH & MANAGEMENT COMPANY

    Firstar Investment Research & Management Company is an investment sub-adviser for the Core Fixed Income Portfolio. The principal address of Firstar Investment Research & Management Company is 777 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. Firstar Investment Research & Management Company is an investment adviser registered under the Advisers Act.


    The list required by this Item 28 of officers and directors of Firstar Investment Research & Management Company, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Firstar Investment Research & Management Company pursuant to the Advisers Act (SEC File No. 801-28084).


FURMAN SELZ CAPITAL MANAGEMENT LLC

    Furman Selz Capital Management LLC ("Furman Selz") is an investment sub-adviser for the Registrant's Small Cap Fund. The principal business address of Furman Selz is 230 Park Avenue, New York, NY 10169. Furman Selz is an investment sub-adviser registered under the Advisers Act.

    The list required by this Item 28 of officers and directors of Furman Selz, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Furman Selz pursuant to the Advisers Act (SEC File No. 801-20737).


LSV ASSET MANAGEMENT



    LSV Asset Management is an investment sub-adviser for the Large Cap Value and Small Cap Value Portfolios. The principal address of LSV Asset Management is 181 West Madison Street, Chicago, Illinois 60602. LSV Asset Management is an investment adviser registered under the Advisers Act.



    The list required by this Item 28 of officers and directors of LSV Asset Management, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by LSV Asset Management pursuant to the Advisers Act (SEC File No. 801-47689).


MARTINGALE ASSET MANAGEMENT, L.P.


    Martingale Asset Management, L.P. is the investment sub-adviser for the Mid-Cap Portfolio. The principal address of Martingale Asset Management, L.P., is 222 Berkeley Street, Boston, Massachusettes 02116. Martingale Asset Management, L.P., is an investment adviser registered under the Advisers Act.



    The list required by this Item 28 of officers and directors of Martingale Asset Management, L.P., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Martingale Asset Management, L.P., pursuant to the Advisers Act (SEC File No. 801-30067).


MELLON EQUITY ASSOCIATES


    Mellon Equity Associates is an investment sub-adviser for the Large Cap Value Portfolio and the Tax-Managed Large Cap Funds. The principal address of Mellon Equity Associates is 500 Grant Street,

Suite 3700, Pittsburgh, Pennsylvania. Mellon Equity Associates is an investment adviser registered under the Advisers Act.


    The list required by this Item 28 of officers and directors of Mellon Equity Associates, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Mellon Equity Associates pursuant to the Advisers Act (SEC File No. 801-28692).


NICHOLAS APPLEGATE CAPITAL MANAGEMENT, INC.


    Nicholas Applegate Capital Management, Inc., is an investment sub-adviser for the Small Cap Growth Portfolio. The principal address of Nicholas Applegate Capital Management, Inc., is 600 West Broadway, 29th Floor, San Diego, California 92101. Nicholas Applegate Capital Management, Inc., is an investment adviser registered under the Advisers Act.



    The list required by this Item 28 of officers and directors of Nicholas Applegate Management, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Nicholas Applegate Capital Management, Inc., pursuant to the Advisers Act (SEC File No. 801-21442).


PROVIDENT INVESTMENT COUNSEL, INC.


    Provident Investment Counsel, Inc. ("Provident"), is an investment sub-adviser for the Registrant's Large Cap Portfolio. The principal business address of Provident is 300 North Lake Avenue, Pasadena, CA 91101. Provident is an investment sub-adviser registered under the Advisers Act.


    The list required by this Item 28 of officers and directors of Provident, together with information as to any other business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Provident pursuant to the Adviser Act (SEC File No. 801-47993).


SANFORD C. BERNSTEIN & CO., INC.



    Sanford C. Bernstein & Co., Inc., is an investment sub-adviser for the Tax-Managed Fund and Large Cap Value Portfolio. The principal address of Sanford
C. Bernstein & Co., Inc., is 767 Fifth Avenue, New York, New York 10153-0185. Sanford C. Bernstein & Co., Inc., is an investment adviser registered under the Advisers Act.



    The list required by this Item 28 of officers and directors of Sanford C. Bernstein & Co., Inc., together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Sanford C. Bernstein & Co., Inc., to the Advisers Act (SEC File No. 801-10488).



SEI INVESTMENTS MANAGEMENT CORPORATION



    SEI Investments Management Company ("SIMC") is an investment adviser for each of the Portfolios. The principal address of SIMC is Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.



    The list required by this Item 28 of officers and directors of SIMC, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by SIMC pursuant to the Advisers Act (SEC File No. 801-24593).

WALL STREET ASSOCIATES

    Wall Street Associates is an investment sub-adviser for the Small Cap Growth Portfolio. The principal address of Wall Street Associates is 1200 Prospect Street, Suite 100, La Jolla, California 92037. Wall Street Associates is an investment adviser registered under the Advisers Act.


    The list required by this Item 28 of officers and directors of Wall Street Associates, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Wall Street Associates pursuant to the Advisers Act (SEC File No. 801-30019).


WESTERN ASSET MANAGEMENT COMPANY


    Western Asset Management Company is an investment sub-adviser for the Bond and Core Fixed Income Portfolios. The principal address of Western Asset Management Company is 117 East Colorado Boulevard, Pasadena, California 91105. Western Asset Management Company is an investment adviser registered under the Advisers Act.



    The list required by this Item 28 of officers and directors of Western Asset Management Company, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Western Asset Management Company pursuant to the Advisers Act (SEC File No. 801-08162).


    Item 29.  PRINCIPAL UNDERWRITERS:


    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.



    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:



SEI Daily Income Trust                                    July 15, 1982
SEI Liquid Asset Trust                                    November 29, 1982
SEI Tax Exempt Trust                                      December 3, 1982
SEI Index Funds                                           July 10, 1985
SEI International Trust                                   August 30, 1988
The Advisors' Inner Circle Fund                           November 14, 1991
The Pillar Funds                                          February 28, 1992
CUFUND                                                    May 1, 1992
STI Classic Funds                                         May 29, 1992
CoreFunds, Inc.                                           October 30, 1992
First American Funds, Inc.                                November 1, 1992
First American Investment Funds, Inc.                     November 1, 1992
The Arbor Fund                                            January 28, 1993
Boston 1784 Funds-Registered Trademark-                   June 1, 1993
The PBHG Funds, Inc.                                      July 16, 1993
Marquis Funds-Registered Trademark-                       August 17, 1993
Morgan Grenfell Investment Trust                          January 3, 1994
The Achievement Funds Trust                               December 27, 1994
Bishop Street Funds                                       January 27, 1995
CrestFunds, Inc                                           March 1, 1995
STI Classic Variable Trust                                August 18, 1995
ARK Funds                                                 November 1, 1995
Monitor Funds                                             January 11, 1996

FMB Funds, Inc.                                           March 1, 1996
SEI Asset Allocation Trust                                April 1, 1996
TIP Funds                                                 April 28, 1996
SEI Institutional Investments Trust                       June 14, 1996
First American Strategy Funds, Inc.                       October 1, 1996
HighMark Funds                                            February 15, 1997
Armada Funds                                              March 8, 1997
PBHG Insurance Series Fund, Inc.                          April 1, 1997
The Expedition Funds                                      June 9, 1997



    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").



    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.



                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Alfred P. West, Jr.              Director, Chairman & Chief Executive Officer                       --

Henry H. Greer                   Director, President & Chief Operating Officer                      --

Carmen V. Romeo                  Director, Executive Vice President &                               --
                                   President-Investment Advisory Group

Gilbert L. Beebower              Executive Vice President                                           --

Richard B. Lieb                  Executive Vice President, President-Investment                     --
                                   Services Division

Dennis J. McGonigle              Executive Vice President                                           --

Leo J. Dolan, Jr.                Senior Vice President                                              --

Carl A. Guarino                  Senior Vice President                                              --

Larry Hutchison                  Senior Vice President                                              --

David G. Lee                     Senior Vice President                                   President and Chief
                                                                                           Executive Officer

Jack May                         Senior Vice President                                              --

A. Keith McDowell                Senior Vice President                                              --

Hartland J. McKeown              Senior Vice President                                              --

Barbara J. Moore                 Senior Vice President                                              --

Kevin P. Robins                  Senior Vice President, General Counsel & Secretary      Vice President and
                                                                                           Assistant Secretary

Robert Wagner                    Senior Vice President                                              --

Patrick K. Walsh                 Senior Vice President                                              --

Robert Aller                     Vice President                                                     --

Marc H. Cahn                     Vice President & Assistant Secretary                    Vice President and
                                                                                           Assistant Secretary

Gordon W. Carpenter              Vice President                                                     --

                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Todd Cipperman                   Vice President & Assistant Secretary                    Vice President and
                                                                                           Assistant Secretary

Robert Crudup                    Vice President & Managing Director                                 --

Barbara Doyne                    Vice President                                                     --

Jeff Drennen                     Vice President                                                     --

Vic Galef                        Vice President & Managing Director                                 --

Kathy Heilig                     Vice President & Treasurer                                         --

Michael Kantor                   Vice President                                                     --

Samuel King                      Vice President                                                     --

Kim Kirk                         Vice President & Managing Director                                 --

John Krzeminski                  Vice President & Managing Director                                 --

Carolyn McLaurin                 Vice President & Managing Director                                 --

W. Kelso Morrill                 Vice President                                                     --

Joanne Nelson                    Vice President                                                     --

Barbara A. Nugent                Vice President & Assistant Secretary                    Vice President and
                                                                                           Assistant Secretary

Sandra K. Orlow                  Vice President & Assistant Secretary                    Vice President and
                                                                                           Assistant Secretary

Cynthia M. Parrish               Vice President & Assistant Secretary                               --

Donald Pepin                     Vice President & Managing Director                                 --

Kim Rainey                       Vice President                                                     --

Mark Samuels                     Vice President & Managing Director                                 --

Steve Smith                      Vice President                                                     --

Daniel Spaventa                  Vice President                                                     --

Kathryn L. Stanton               Vice President & Assistant Secretary                    Vice President and
                                                                                           Assistant Secretary

Wayne M. Withrow                 Vice President & Managing Director                                 --

James Dougherty                  Director of Brokerage Services                                     --


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

           CoreStates Bank, N.A.
           Broad and Chestnut Streets
           P.O. Box 7618
           Philadelphia, PA 19101

       (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4);
       (2)(C) and (D); (4); (5);

    (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Manager:

           SEI Fund Management
           Oaks, PA 19456

        (c) With respect to Rules 31a-1(b)(5),(6),(9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisers:

           1838 Investment Advisors, L.P.
           100 Matsonford Road
           Radnor, PA 19087

           Alliance Capital Management L.P.
           1345 Avenue of the Americas
           New York, NY 10105


           American Express Asset Management Group Inc.
           IDS Tower 10
           Minneapolis, Minnesota 55400-0010


           BEA Associates
           One Citicorp Center
           153 East 53rd Street
           New York, NY 10022


           BlackRock Financial Management, Inc.
           345 Park Avenue
           New York, NY 10154


           Boston Partners Asset Management, L.P.
           One Financial Center, 43rd Floor
           Boston, MA 02111

           First of America Investment Corporation
           303 North Rose Street
           Suite 500
           Kalamazoo, MI 49007

           Firstar Investment Research & Management Company
           777 East Wisconsin Avenue
           Suite 800
           Milwaukee, WI 53202


           Furman Selz Capital Management LLC
           230 Park Avenue
           New York, NY 10169


           LSV Asset Management
           181 W. Madison Avenue
           Chicago, IL 60602

           Martingale Asset Management, L.P.
           222 Berkeley Street
           Boston, MA 02210

           Mellon Equity Associates
           500 Grant Street
           Suite 3700
           Pittsburgh, PA 15258

           Nicholas Applegate Capital Management, Inc.
           600 West Broadway, 29th Floor
           San Diego, CA 92101

           Pacific Alliance Capital Management
           475 Sansome Street
           San Francisco, CA 94104

           Provident Investment Counsel, Inc.
           300 North Lake Avenue
           Pasadena, CA 91101


           Sanford C. Bernstein & Co., Inc.
           767 Fifth Avenue
           New York, NY 10153-0185



           SEI Investments Management Corporation
           Oaks, PA 19456


           STI Capital Management, N.A.
           P.O. Box 3808
           Orlando, FL 32802

           Wall Street Associates
           1200 Prospect Street
           Suite 100
           La Jolla, CA 92037

           Western Asset Management Company
           117 East Colorado Boulevard
           Pasadena, CA 91105

ITEM 31. MANAGEMENT SERVICES:

    None.

ITEM 32. UNDERTAKINGS:

    Registrant hereby undertakes that whenever Shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with Shareholders of the Trust, the Trustees will inform such Shareholders as to the approximate number of Shareholders of record and the approximate cost of mailing or afford said Shareholders access to a list of Shareholders.

    Registrant undertakes to hold a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

    Registrant undertakes to furnish each person to whom a prospectus for any series of the Registrant is delivered with a copy of the Registrant's latest annual report to shareholders for such series, when such annual report is issued containing information called for by Item 5A of Form N-1A, upon request and without charge.

    Registrant hereby undertakes to file a post-effective amendment, using financial statements with respect to the Tax-Managed Large Cap Fund which need not be certified, within four to six months from the effective date of this Post-Effective Amendment No. 27.


                                     NOTICE

    A copy of the Agreement and Declaration of Trust of SEI Institutional Managed Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 27 to Registration Statement No. 33-9504 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania on the 16th day of December, 1997.


                                SEI INSTITUTIONAL MANAGED TRUST

                                By:               /s/ DAVID G. LEE
                                     -----------------------------------------
                                                    David G. Lee
                                        PRESIDENT & CHIEF EXECUTIVE OFFICER

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.


              *
------------------------------  Trustee                      December 16, 1997
       William M. Doran

              *
------------------------------  Trustee                      December 16, 1997
       F. Wendell Gooch

              *
------------------------------  Trustee                      December 16, 1997
       Frank E. Morris

              *
------------------------------  Trustee                      December 16, 1997
   George J. Sullivan, Jr.

              *
------------------------------  Trustee                      December 16, 1997
       James M. Storey

              *
------------------------------  Trustee                      December 16, 1997
       Robert A. Nesher

       /s/ DAVID G. LEE
------------------------------  President & Chief            December 16, 1997
         David G. Lee             Executive Officer

      /s/ MARK E. NAGLE
------------------------------  Controller & Chief           December 16, 1997
        Mark E. Nagle             Financial Officer



*By:      /s/ DAVID G. LEE
      -------------------------
            David G. Lee
          ATTORNEY IN FACT

                                 EXHIBIT INDEX


      EXHIBIT
--------------------
EX-99.B(1)            Declaration of Trust incorporated by reference to Registrant's Registration
                        Statement on Form N-1A (File No. 33-9504) filed with the SEC on October 17, 1986.

EX-99.B(1)(a)         Amendment to the Declaration of Trust dated December 23, 1988 is filed herewith.

EX-99.B(2)            By-Laws incorporated by reference to Registrant's Registration Statement on Form
                        N-1A (File No. 33-9504) filed with the SEC on October 17, 1986.

EX-99.B(3)            Not Applicable.

EX-99.B(4)            Not Applicable.

EX-99.B(5)(a)         Investment Advisory Agreement between the Trust and SunBank, N.A. with respect to the Trust's Capital Appreciation Portfolio incorporated by reference as Exhibit
                        (5)(b) to Post-Effective Amendment No. 4 to Registrant's Registration Statement
                        on Form N-1A (File No. 33-9504) filed with the SEC on November 25, 1987.

EX-99.B(5)(b)         Investment Advisory Agreement between the Trust and The Bank of California with respect to the Trust's Equity Income Portfolio incorporated by reference as
                        Exhibit (5)(c) to Post-Effective Amendment No. 4 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 25,
                        1987.

EX-99.B(5)(c)         Investment Advisory Agreement between the Trust and Merus Capital Management, Inc.
                        with respect to the Trust's Equity Income Portfolio incorporated by reference as
                        Exhibit (5)(d) to Post-Effective Amendment No. 4 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 25,
                        1987.

EX-99.B(5)(d)         Investment Advisory Agreement between the Trust and Boatmen's Trust Company with respect to the Trust's Bond Portfolio incorporated by reference as Exhibit (5)(e)
                        to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-9504) filed with the SEC on November 30, 1988.

EX-99.B(5)(e)         Investment Advisory Agreement between the Trust and Bank One, Indianapolis, N.A.
                        with respect to the Trust's Limited Volatility Bond Portfolio incorporated by reference as Exhibit (5)(f) to Post-Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on May
                        4, 1989.

EX-99.B(5)(f)         Investment Advisory Agreement between the Trust and Nicholas-Applegate Capital
                        Management with respect to the Trust's Mid-Cap Growth Portfolio incorporated by reference as Exhibit (5)(h) to Post-Effective Amendment No. 12 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on
                        September 15, 1992.

EX-99.B(5)(g)         Investment Sub-Advisory Agreement between the SEI Investments Management
                        Corporation (the "Adviser") and Investment Advisers, Inc. with respect to the
                        Trust's Small Cap Growth Portfolio incorporated by reference as Exhibit (5)(i) to
                        Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-9504) filed with the SEC on November 30, 1995.

      EXHIBIT
--------------------
EX-99.B(5)(h)         Investment Sub-Advisory Agreement between the Adviser and Nicholas Applegate
                        Capital Management with respect to the Trust's Small Cap Growth Portfolio incorporated by reference as Exhibit (5)(j) to Post-Effective Amendment No. 25 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 30, 1995.

EX-99.B(5)(i)         Investment Advisory Agreement between the Adviser and Pilgrim Baxter & Associates with respect to the Trust's Small Cap Growth Portfolio incorporated by reference as Exhibit (5)(k) to Post-Effective Amendment No. 25 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 30,
                        1995.

EX-99.B(5)(j)         Investment Advisory Agreement between the Trust and Duff & Phelps Investment
                        Management Co. with respect to the Trust's Value Portfolio incorporated by reference as Exhibit (5)(l) to Post-Effective Amendment No. 17 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on June
                        21, 1993.

EX-99.B(5)(k)         Investment Advisory Agreement between the Trust and E.I.I. Realty Securities, Inc.
                        with respect to the Trust's Real Estate Securities Portfolio incorporated by reference as Exhibit (5)(n) to Post-Effective Amendment No. 25 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on
                        November 30, 1995.

EX-99.B(5)(l)         Investment Advisory Agreement between the Trust and Western Asset Management with respect to the Trust's Intermediate Bond Portfolio incorporated by reference as
                        Exhibit (5)(o) to Post-Effective Amendment No. 21 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 29,
                        1994.

EX-99.B(5)(m)         Investment Advisory Agreement between the Trust and Mellon Equity Associates with respect to the Trust's Large Cap Value Portfolio incorporated by reference as
                        Exhibit (5)(p) to Post-Effective Amendment No. 21 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 29,
                        1994.

EX-99.B(5)(n)         Investment Sub-Advisory Agreement between the Adviser and LSV Asset Management with respect to the Trust's Large Cap Value Portfolio incorporated by reference as
                        Exhibit (5)(q) to Post-Effective Amendment No. 25 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 30,
                        1995.

EX-99.B(5)(o)         Investment Sub-Advisory Agreement between the Adviser and Alliance Capital
                        Management L.P. with respect to the Trust's Large Cap Growth Portfolio incorporated by reference as Exhibit (5)(r) to Post-Effective Amendment No. 25 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 30, 1995.

      EXHIBIT
--------------------
EX-99.B(5)(p)         Investment Sub-Advisory Agreement between the Adviser and IDS Advisory Group, Inc.
                        with respect to the Trust's Large Cap Growth Portfolio incorporated by reference as Exhibit (5)(s) to Post-Effective Amendment No. 25 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 30,
                        1995.

EX-99.B(5)(q)         Investment Sub-Advisory Agreement between the Adviser and 1838 Investment Advisors,
                        L.P. with respect to the Trust's Small Cap Value Portfolio incorporated by reference as Exhibit (5)(t) to Post-Effective Amendment No. 25 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on
                        November 30, 1995.

EX-99.B(5)(r)         Investment Sub-Advisory Agreement between the Adviser and Martingale Asset
                        Management with respect to the Trust's Mid-Cap Portfolio incorporated by reference as Exhibit (5)(u) to Post-Effective Amendment No. 25 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on
                        November 30, 1995.

EX-99.B(5)(s)         Form of Investment Sub-Advisory Agreement between the Adviser and BlackRock
                        Financial Management, Inc. with respect to the Trust's Core Fixed Income
                        Portfolio incorporated by reference as Exhibit (5)(v) to Post-Effective Amendment
                        No. 25 to Registrant's Registration Statement on Form N-1A (File No. 33-9504)
                        filed with the SEC on November 30, 1995.

EX-99.B(5)(t)         Investment Sub-Advisory Agreement between the Adviser and Firstar Investment
                        Research & Management Company with respect to the Trust's Core Fixed Income
                        Portfolio incorporated by reference as Exhibit (5)(x) to Post-Effective Amendment
                        No. 25 to Registrant's Registration Statement on Form N-1A (File No. 33-9504)
                        filed with the SEC on November 30, 1995.

EX-99.B(5)(u)         Investment Sub-Advisory Agreement between the Adviser and BEA Associates with respect to the Trust's High Yield Bond Portfolio incorporated by reference as
                        Exhibit (5)(y) to Post-Effective Amendment No. 25 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 30,
                        1995.

EX-99.B(5)(v)         Investment Sub-Advisory Agreement between the Adviser and Boston Partners Asset
                        Management, L.P. with respect to the Trust's Small Cap Value Portfolio incorporated by reference as Exhibit (5)(z) to Post-Effective Amendment No. 25 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 30, 1995.

EX-99.B(5)(w)         Investment Sub-Advisory Agreement between the Adviser and Apodaca-Johnston Capital
                        Management, Inc. with respect to the Trust's Small Cap Growth Portfolio incorporated by reference as Exhibit (5)(aa) to Post-Effective Amendment No. 25
                        to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 30, 1995.

      EXHIBIT
--------------------
EX-99.B(5)(x)         Investment Sub-Advisory Agreement between the Adviser and Wall Street Associates with respect to the Trust's Small Cap Growth Portfolio incorporated by reference as Exhibit (5)(bb) to Post-Effective Amendment No. 25 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on
                        November 30, 1995.

EX-99.B(5)(y)         Investment Sub-Advisory Agreement between the Adviser and First of America
                        Corporation dated June 14, 1996 with respect to the Trust's Small Cap Growth
                        Portfolio is incorporated by reference to Post-Effective Amendment No. 26 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 28, 1997.

EX-99.B(5)(z)         Form of Investment Sub-Advisory Agreement between the Adviser and Furman Selz
                        Capital Management LLC with respect to the Trust's Small Cap Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 26 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on
                        January 28, 1997.

EX-99.B(5)(aa)        Form of Investment Sub-Advisory Agreement between the Adviser and Provident
                        Investment Counsel, Inc. with respect to the Trust's Large Cap Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 26 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on
                        January 28, 1997.

EX-99.B(5)(bb)        Investment Sub-Advisory Agreement between the Adviser and Boatmen's Trust Company dated December 16, 1996 with respect to the Trust's Bond Portfolio is incorporated by reference to Post-Effective Amendment No. 26 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on
                        January 28, 1997.

EX-99.B(5)(cc)        Investment Advisory Agreement between the Trust and the Adviser dated December 16,
                        1994 is incorporated by reference to Post-Effective Amendment No. 26 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 28, 1997.

EX-99.B(6)            Distribution Agreement between the Trust and SEI Investments Distribution Co.
                        incorporated by reference to Registrant's Registration Statement on Form N-1A
                        (File No. 33-9504) filed with the SEC on October 17, 1986.

EX-99.B(7)            Not Applicable.

EX-99.B(8)(a)         Custodian Agreement between the Trust and CoreStates Bank, N.A. (formerly
                        Philadelphia National Bank) incorporated by reference to Pre-Effective Amendment
                        No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-9504)
                        filed with the SEC on January 29, 1987.

EX-99.B(8)(b)         Custodian Agreement between the Trust and United States National Bank of Oregon incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on
                        January 29, 1987.

EX-99.B(9)(a)         Management Agreement between the Trust and SEI Investments Management Corporation incorporated by reference as Exhibit (5)(a) to Registrant's Registration
                        Statement on Form N-1A (File No. 33-9504) filed with the SEC on October 17, 1986.

      EXHIBIT
--------------------
EX-99.B(9)(b)         Schedule C to Management Agreement between the Trust and SEI Investments Management
                        Corporation adding the Mid-Cap Growth Portfolio incorporated by reference as
                        Exhibit (5)(g) to Post-Effective Amendment No. 12 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-9504) filed with the SEC on September 15,
                        1992.

EX-99.B(9)(c)         Schedule D to Management Agreement between the Trust and SEI Investments Management
                        Corporation adding the Real Estate Securities Portfolio incorporated by reference as Exhibit (5)(m) to Post-Effective Amendment No. 17 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-9504) filed with the SEC on June 21, 1993.

EX-99.B(9)(d)         Consent to Assignment and Assumption between SIMC and SEI Fund Management dated
                        August 21, 1996 is incorporated by reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 28, 1997.

EX-99.B(10)           Opinion and Consent of Counsel incorporated by reference to Pre-Effective Amendment
                        No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-9504)
                        filed with the SEC on January 29, 1987.

EX-99.B(11)           Consent of Independent Public Accountants is filed herewith.

EX-99.B(12)           Not Applicable.

EX-99.B(13)           Not Applicable.

EX-99.B(14)           Not Applicable.

EX-99.B(15)(a)        Distribution Plan pursuant to Rule 12b-1 (Class A) incorporated by reference to
                        Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on October 17, 1986.

EX-99.B(15)(b)        Distribution Plan pursuant to Rule 12b-1 (Class B) incorporated by reference to
                        Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-9504) filed with the SEC on June 21, 1993.

EX-99.B(15)(c)        Form of Distribution Plan pursuant to Rule 12b-1 (ProVantage Class) incorporated by reference to Post-Effective Amendment No. 19 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-9504) filed with the SEC on December 2, 1993.

EX-99.B(15)(d)        Amended and Restated Distribution Plan is incorporated by reference to
                        Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-9504) filed with the SEC on January 28, 1997.

EX-99.B(15)(e)        Shareholder Service Plan and Agreement with respect to the Class A shares is incorporated by reference to Post-Effective Amendment No. 26 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on
                        January 28, 1997.

EX-99.B(16)           Performance Quotation Computation incorporated by reference to Post-Effective
                        Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No.
                        33-9504) filed with the SEC on December 2, 1993.

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
      EXHIBIT
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
EX-99.B(18)(a)        Rule 18f-3 Multiple Class Plan incorporated by reference as Exhibit (15)(d) to
                        Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-9504) filed with the SEC on June 19, 1995.

EX-99.B(18)(b)        Amendment No. 1 to Rule 18f-3 Plan relating to Class A and Class D shares is incorporated by reference to Post-Effective Amendment No. 26 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on
                        January 28, 1997.

EX-99.B(24)           Powers of Attorney for Robert A. Nesher, William M. Doran, George J. Sullivan, Jr.,
                        F. Wendell Gooch, Stephen G. Meyer, James M. Storey, David G. Lee and Frank E.
                        Morris are incorporated by reference to Post-Effective Amendment No. 26 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 28, 1997.